MONEY MARKET FUNDS
                               ANNUAL REPORT
                               For the year ended June 30, 2001

                                                                [One Group Logo]

                               ONE GROUP(R) PRIME MONEY MARKET FUND
                               ONE GROUP(R) U.S. TREASURY SECURITIES MONEY
                               MARKET FUND
                               ONE GROUP(R) U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                               ONE GROUP(R) MUNICIPAL MONEY MARKET FUND
                               ONE GROUP(R) MICHIGAN MUNICIPAL MONEY MARKET FUND ONE GROUP(R) OHIO MUNICIPAL MONEY MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

Portfolio Performance Review ...............................    2
Schedules of Portfolio Investments .........................    8
Statements of Assets and Liabilities .......................   26
Statements of Operations ...................................   27
Statements of Changes in Net Assets ........................   28
Financial Highlights .......................................   30
Notes to Financial Statements ..............................   40
Report of Independent Accountants ..........................   44

                       One Group Prime Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Prime Money Market Fund (class I shares) was 3.63% on June 30, 2001, down from 6.10% on June 30, 2000.

In early 2001, the Federal Reserve Board (the "Fed") embarked on an aggressive shift in monetary policy. In fact, the Fed surprised the markets twice with inter-meeting moves to lower interest rates. Five of the six rate cuts the Fed implemented in the first six months of calendar year 2001 were twice the normal rate change of 25 basis points(1). And the final cut was 25 basis points, for a total decline of 275 basis points. The result was a dramatic and unexpected drop in short-term rates, and the Prime Money Market Fund experienced a quick and substantial decline in yield.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our strategy for the Fund is to capture attractive real rates (nominal rates less inflation) by extending the weighted average maturity of the Fund when the interest rate environment allows. When real rates are low, we shorten the weighted average maturity to provide additional liquidity to the Fund.

In the early part of the fiscal year, the Fund's weighted average maturity was longer than usual. This resulted in good relative performance during the first three quarters of the fiscal year. However, by the last quarter of the fiscal year, the Fund was feeling the negative effects of the Fed's easing plan, which was larger and swifter than expected.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Once the Fed's current easing policy runs its course, and the U.S. economy regains its strength, short-term yields should gain some ground. As signs of a rebounding economy emerge, we plan to extend the Fund's weighted average maturity to capture any incremental yield advantages.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                                      AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
      Class I       1/1/87        3.63%       5.63%    5.34%      4.84%         5.68%
      Class A       1/1/87        3.38%       5.37%    5.08%      4.57%         5.41%
      Class B       1/1/87        2.63%       4.58%    4.30%      3.79%         4.62%
      Class C       1/1/87        2.63%       4.58%    4.30%      3.79%         4.62%
   Service Class    1/1/87        3.08%       5.05%    4.77%      4.26%         5.10%

------------
(1) One basis point equals 1/100th of a percentage point.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (11/12/96), Class C (5/31/00) and Service Class (4/16/99) performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

              One Group U.S. Treasury Securities Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
The seven-day yield on One Group U.S. Treasury Securities Money Market Fund (class I shares) was 3.36% on June 30, 2001, compared to 5.91% on June 30, 2000.

After maintaining a tightening bias throughout most of calendar year 2000, the Federal Reserve Board (the "Fed") embarked upon an aggressive easing campaign starting with a surprise rate cut in January 2001, after signs of a dramatic economic slowdown emerged. By June 30, 2001, the Fed had cut rates six times, for a total rate reduction of 275 basis points(1), which significantly reduced the Fund's yield.

Furthermore, the U.S. Treasury continued its debt buyback program, which reduced the supply of Treasury securities and lowered the rate on overnight repurchase agreements. In the face of declining Treasury supply, federal agency issuance increased. In addition, the backdrop of an active Fed increased the uncertainty in the financial markets and sent more investors to the sidelines. In turn, this increased the demand for short-term securities, pushing their yields lower.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We pursued a conservative investment strategy, focusing on providing liquidity and a competitive yield. We attempted to extend the Fund's average maturity with term repurchase agreements and Treasury bills and notes. Nevertheless, the Fed's two surprise inter-meeting rate cuts adversely affected our strategy.

Although the Fund's average maturity was 37 days on both June 30, 2001, and June 30, 2000, it did fluctuate considerably in between those dates. In hindsight, with the Fed aggressively cutting rates in the second half of the fiscal year, we would have preferred to have a longer maturity at the beginning of 2001.
DID THE FUND MAINTAIN ITS "AAA/AAA" QUALITY RATING?
During the fiscal year, the Fund maintained its "AAA" and "Aaa" quality ratings--the highest available--from Standard & Poor's and Moody's Investors Service. To maintain these ratings, the Fund's weighted average maturity must not exceed 60 days. This means that the Fund's yield will be sensitive to, and reflect relatively quickly, rates on newly issued short-term instruments. So, when the Fed eases short-term rates, the Fund's yield will drop fairly quickly. Conversely, when the Fed tightens short-term rates, the Fund's yield may go up fairly quickly.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the Fed to be on hold until the second or third calendar quarter of 2002, when it's possible that burgeoning inflation may lead to interest-rate hikes. We will continue to selectively extend the Fund's average maturity to position the Fund for this potential scenario. At 37 days, the Fund's average maturity is well situated for our market expectation.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                                      AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
      Class I       1/1/87        3.36%       5.31%    5.06%      4.60%         5.39%
      Class A       1/1/87        3.11%       5.05%    4.80%      4.33%         5.12%
      Class B       1/1/87        2.36%       4.27%    4.02%      3.56%         4.34%
      Class C       1/1/87        2.36%       4.27%    4.02%      3.55%         4.34%
   Service Class    1/1/87        2.81%       4.74%    4.49%      4.02%         4.81%

------------
(1) One basis point equals 1/100th of a percentage point.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class D (2/18/92), Class B (11/21/96), Class C (2/18/98) and Service Class (4/16/99) performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

             One Group U.S. Government Securities Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
As of June 30, 2001, the seven-day yield on the U.S. Government Securities Money Market Fund (class I shares) class was 3.56%.

From the Fund's inception date, March 16, 2001, through June 30, 2001, the Federal Reserve Board (the "Fed") cut interest rates by 125 basis points(1). This created a challenging investment environment for a new fund.

Furthermore, the U.S. Treasury continued its debt buyback program, which reduced the supply of Treasury securities. In the face of declining Treasury supply, federal agency issuance increased, and federal agency securities started replacing Treasuries as benchmarks.

In addition, the backdrop of an active Fed increased the uncertainty in the financial markets and sent more investors to the sidelines. In turn, this increased the demand for short-term securities, pushing their yields lower.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
In the declining interest rate environment, our strategy was to "ladder" the portfolio maturities. This strategy involves purchasing securities up and down the entire short-term yield curve. As securities mature, we step up the ladder and reinvest the proceeds in a different maturity range. This strategy helps us diversify reinvestment risk and avoid over-concentration within any given time horizon.
WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the Fed to be on hold until the second or third calendar quarter of 2002, when it's possible that burgeoning inflation may lead to interest-rate hikes. We will continue to selectively extend the Fund's average maturity to position the Fund for this potential scenario.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

                                                 AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD         SINCE INCEPTION
      Class I      3/16/01        3.56%                 1.18%
      Class A      3/16/01        3.31%                 1.11%

------------

(1) One basis point equals 1/100th of a percentage point.

The performance data quoted represents past performance and is not an indication of future results. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                     One Group Municipal Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Municipal Money Market Fund (class I shares) was 2.58% on June 30, 2001, compared to 4.20% on June 30, 2000. (For investors in the 39.6% federal income tax bracket, the 2.58% yield translates to a taxable-equivalent yield of 4.27%.)

HOW WOULD YOU DESCRIBE THE MARKET CLIMATE?
At the end of the last fiscal year, the Federal Reserve Board (the "Fed") was still committed to fighting inflationary expectations. But signs of economic weakness in December caused the Fed to shift to an easing mode with a series of interest rate reductions. As a result, the market experienced two distinct trading patterns. Steady rates under a modest upward bias characterized the first six months of the fiscal year, while sharply falling rates marked the second half.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
During the first half of the fiscal year, our strategy of keeping a relatively short average maturity contributed positively to the Fund's performance. But for the second half of the fiscal year, the change in Fed policy hindered our efforts to lengthen the Fund's average maturity, as there were few longer-term issues available on such short notice. We offset this by aggressively swapping within our variable-rate sector and selectively adding commercial paper to generate additional yield.
WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic expectations, ensuing responses in monetary policy, and the technical supply-demand nature of the municipal market will continue to influence the short-term municipal market. Our primary strategy of balancing the Fund's security mix between variable-and fixed-rate issues helps us to anticipate and react to changing market conditions. We also incorporate a quality-oriented selection process to help ensure that all issues selected for the Fund represented minimal credit risk.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                                      AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
      Class I       6/4/87        2.58%       3.48%    3.24%      3.06%         3.71%
      Class A       6/4/87        2.33%       3.23%    2.99%      2.81%         3.46%
   Service Class    6/4/87        2.03%       2.92%    2.68%      2.50%         3.15%

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92) and Service Class (4/16/99) performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                 One Group Michigan Municipal Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Michigan Municipal Money Market Fund (class I shares) was 2.53% on June 30, 2001, compared to 4.13% on June 30, 2000. (For investors in the 39.6% federal income tax bracket and the 4.4% Michigan state income tax bracket, the 2.53% yield translates to a taxable-equivalent yield of 4.52%.)

HOW WOULD YOU DESCRIBE THE MARKET CLIMATE?
At the end of the last fiscal year, the Federal Reserve Board (the "Fed") was still committed to fighting inflationary expectations. But signs of economic weakness in December caused the Fed to shift to an easing mode with a series of interest rate reductions. As a result, the market experienced two distinct trading patterns. Steady rates under a modest upward bias characterized the first six months of the fiscal year, while sharply falling rates marked the second half.

HOW DID MICHIGAN'S ECONOMY FARE?
The Michigan economy remained relatively stable during the fiscal year, but did show some signs of weakening. Although noted for its reliance on manufacturing, the state has made a concerted effort to attract other types of businesses, particularly in the high-tech and medical- and medical research-related areas. Overall debt ratios remain low and general obligation debt retirement remains rapid. Fiscal policy has been under some recent downward revisions due to slower revenue growth, but the state still is well positioned with a $1.2 billion "rainy-day" surplus fund--among the top five of all states in the country.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
During the first half of the fiscal year, our strategy of keeping a relatively short average maturity contributed positively to the Fund's performance. But for the second half of the fiscal year, the change in Fed policy hindered our efforts to lengthen the Fund's average maturity, as there were few longer-term issues available on such short notice. We offset this by aggressively swapping within our variable-rate sector and selectively adding commercial paper to generate additional yield.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic expectations, ensuing responses in monetary policy, and the technical supply-demand nature of the municipal market will continue to influence the short-term municipal market. Our primary strategy of balancing the Fund's security mix between variable- and fixed-rate issues helps us to anticipate and react to changing market conditions.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                                      AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
      Class I      1/31/91        2.53%       3.44%    3.18%      2.91%         2.95%
      Class A      1/31/91        2.28%       3.18%    2.94%      2.79%         2.83%

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                   One Group Ohio Municipal Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Ohio Municipal Money Market Fund (class I shares) was 2.53% on June 30, 2001, compared to 4.10% on June 30, 2000. (For investors in the 39.6% federal income tax bracket and the 7.0% Ohio state income tax bracket, the 2.53% yield translates to a taxable-equivalent yield of 4.74%.)

HOW WOULD YOU DESCRIBE THE MARKET CLIMATE?
At the end of the last fiscal year, the Federal Reserve Board (the "Fed") was still committed to fighting inflationary expectations. But signs of economic weakness in December caused the Fed to shift to an easing mode with a series of interest rate reductions. As a result, the market experienced two distinct trading patterns. Steady rates under a modest upward bias characterized the first six months of the fiscal year, while sharply falling rates marked the second half.

HOW DID THE OHIO ECONOMY FARE?
The Ohio economy, following the national trend, experienced it's first slowdown in revenue growth in eight years. In response, fiscal policy has been under some recent downward revisions and the state is still well positioned with a "rainy day" fund of more than 6% of General Fund revenues to meet the shortfall. Although noted for it's sizeable manufacturing base, the state has successfully attracted some less cyclically sensitive businesses, particularly in the finance and service sectors.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
During the first half of the fiscal year, our strategy of keeping a relatively short average maturity contributed positively to the Fund's performance. But for the second half of the fiscal year, the change in Fed policy hindered our efforts to lengthen the Fund's average maturity, as there were few longer-term issues available on such short notice. We offset this by aggressively swapping within our variable-rate sector and selectively adding commercial paper to generate additional yield.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic expectations, ensuing responses in monetary policy, and the technical supply-demand nature of the municipal market will continue to influence the short-term municipal market. Our primary strategy of balancing the Fund's security mix between variable-and fixed-rate issues helps us to anticipate and react to changing market conditions.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                                     AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   SINCE INCEPTION
      Class I       6/9/93        2.53%       3.42%    3.23%         3.06%
      Class A      1/26/93        2.28%       3.16%    2.97%         2.83%

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
COMMERCIAL PAPER (42.6%):
Asset Backed (32.1%):
$   70,916   Amsterdam Funding Corp., 4.14%,
               7/2/01 (b) .....................  $    70,908
    50,000   Amsterdam Funding Corp., 4.01%,
               7/3/01 (b) .....................       49,989
    50,000   Asset Portfolio Funding Corp.,
               3.63%, 9/20/01 (b) .............       49,592
   100,384   Atlantis One Funding Corp., 3.89%,
               8/23/01 ........................       99,809
   128,797   Bavaria T.R.R. Corp., 3.90%,
               7/12/01 (b) ....................      128,644
   150,000   Bavaria Universal Funding Corp.,
               4.02%, 7/2/01 (b) ..............      149,983
    16,870   Breeds Hill Capital Co., L.L.C.,
               3.90%, 7/6/01 (b) ..............       16,861
    21,581   Breeds Hill Capital Co., L.L.C.,
               3.85%, 7/12/01 (b) .............       21,556
    37,794   Concord Minutemen Capital Co.,
               L.L.C., 4.01%, 8/2/01 (b) ......       37,659
   101,025   Concord Minutemen Capital Co.,
               L.L.C., 3.97%, 8/10/01 (b) .....      100,579
   100,804   Concord Minutemen Capital Co.,
               L.L.C., 3.83%, 8/20/01 (b) .....      100,268
    75,000   Corporate Receivables Corp.,
               3.80%, 8/29/01 .................       74,533
    40,555   Crown Point Capital Co., L.L.C.,
               3.97%, 7/20/01 (b) .............       40,470
   194,436   Crown Point Capital Co., L.L.C.,
               3.85%, 9/5/01 (b) ..............      193,063
   109,330   Crown Point Capital Co., L.L.C.,
               3.84%, 9/12/01 (b) .............      108,479
   100,000   CXC, Inc., 3.72%, 8/30/01 (b) ....       99,380
   100,000   Forrestal Funding Master Trust,
               3.97%, 7/13/01 (b) .............       99,868
    50,000   Galaxy Funding, Inc., 3.93%,
               8/23/01 (b) ....................       49,711
   100,000   Galaxy Funding, Inc., 3.90%,
               11/14/01 (b) ...................       98,527
   148,000   Galaxy Funding, Inc., 3.85%,
               11/21/01 (b) ...................      145,737
    47,807   Halogen Capital Co., L.L.C.,
               3.80%, 7/18/01 (b) .............       47,721
    51,000   K2 (USA) L.L.C., 3.73%, 10/9/01
               (b) ............................       50,472
    86,689   Kitty Hawk Funding Corp., 3.75%,
               9/10/01 ........................       86,048
   125,000   Links Finance L.L.C., 3.99%,
               8/13/01 (b) ....................      124,404
    64,701   Lone Star Funding L.L.C., 4.02%,
               8/8/01 (b) .....................       64,429
    40,815   Lone Star Funding L.L.C., 3.70%,
               8/20/01 (b) ....................       40,605

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$   80,000   Lone Star Funding L.L.C., 3.76%,
               9/14/01 (b) ....................  $    79,373
   100,755   Lone Star Funding L.L.C., 3.61%,
               9/25/01 (b) ....................       99,886
   100,000   Moat Funding L.L.C., 4.02%, 7/5/01
               (b) ............................       99,955
   100,000   Moat Funding L.L.C., 4.04%, 7/6/01
               (b) ............................       99,944
   100,000   Moat Funding L.L.C., 4.01%,
               7/26/01 (b) ....................       99,722
   150,000   Moat Funding L.L.C., 3.75%,
               9/16/01 (b) ....................      148,641
    98,300   Moat Funding L.L.C., 3.87%,
               11/6/01 (b) ....................       96,947
    73,000   Mont Blanc Capital Corp., 3.72%,
               7/23/01 (b) ....................       72,834
    76,357   Old Line Funding Corp., 4.01%,
               7/2/01 (b) .....................       76,348
    79,428   Old Line Funding Corp., 3.98%,
               7/6/01 (b) .....................       79,384
    71,000   Old Line Funding Corp., 3.97%,
               7/11/01 (b) ....................       70,922
   150,053   Park Avenue Receivables Corp.,
               3.99%, 7/2/01 (b) ..............      150,036
   100,357   Park Avenue Receivables Corp.,
               3.95%, 7/10/01 (b) .............      100,258
    92,000   Special Purpose Accounts
               Receivable Cooperative Corp.,
               4.01%, 7/12/01 (b) .............       91,887
    85,000   Special Purpose Accounts
               Receivable Cooperative Corp.,
               3.80%, 7/17/01 (b) .............       84,856
    35,000   Special Purpose Accounts
               Receivable Cooperative Corp.,
               3.93%, 7/19/01 (b) .............       34,931
   150,000   Special Purpose Accounts
               Receivable Cooperative Corp.,
               3.75%, 8/27/01 (b) .............      149,109
   100,000   Variable Funding Capital Corp.,
               3.95%, 7/18/01 (b) .............       99,813
    75,000   WCP Funding, Inc., 4.02%, 7/5/01
               (b) ............................       74,967
    75,000   WCP Funding, Inc., 3.97%, 8/1/01
               (b) ............................       74,744
                                                 -----------
                                                   4,033,852
                                                 -----------
Banking (7.2%):
    60,000   AB Spintab, 3.92%, 8/22/01 .......       59,660
   115,000   AB Spintab, 3.77%, 9/6/01 ........      114,193

                                       8
Continued

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Banking, continued:
$  155,000   Dresdner U.S. Finance, Inc.,
               4.25%, 7/23/01 .................  $   154,597
   450,000   UBN Delaware, 4.14%, 7/2/01 ......      449,948
   100,000   UBN Delaware, 3.97%, 8/9/01 ......       99,572
    25,000   UBN Delaware, 3.84%, 9/4/01 ......       24,827
                                                 -----------
                                                     902,797
                                                 -----------
Brokerage Services (1.9%):
    74,000   Lehman Brothers Holdings, Inc.,
               6.33%, 7/16/01 .................       73,805
    84,000   Lehman Brothers Holdings, Inc.,
               6.37%, 7/25/01 .................       83,642
    84,000   Lehman Brothers Holdings, Inc.,
               6.37%, 7/27/01 .................       83,614
                                                 -----------
                                                     241,061
                                                 -----------
Mortgage Bankers and Correspondents (1.4%):
    75,000   Homeside Lending, Inc., 3.98%,
               7/16/01 ........................       74,875
    50,000   Homeside Lending, Inc., 3.72%,
               7/25/01 ........................       49,876
    50,000   Homeside Lending, Inc., 3.72%,
               7/27/01 ........................       49,866
                                                 -----------
                                                     174,617
                                                 -----------
  Total Commercial Paper                           5,352,327
                                                 -----------
EXTENDABLE COMMERCIAL NOTES (1.8%):
Asset Backed (1.8%):
    30,092   Brahms Funding Corp., 3.83%,
               7/27/01 (b) ....................       30,009
   100,000   Dakota (Citibank Credit Card
               Master Trust), 4.00%, 7/9/01
               (b) ............................       99,911
   100,000   Dakota (Citibank Credit Card
               Master Trust), 4.00%, 7/9/01
               (b) ............................       99,911
                                                 -----------
  Total Extendable Commercial Notes                  229,831
                                                 -----------
CORPORATE NOTES/MEDIUM TERM NOTES (25.7%):
Asset Backed (20.8%):
    50,000   Belford U.S. Capital Co., L.L.C.,
               6.76%, 12/17/01* (b) ...........       50,000
    35,000   Belford U.S. Capital Co., L.L.C.,
               3.79%, 1/29/02 (b) .............       35,000
    50,000   Belford U.S. Capital Co., L.L.C.,
               3.76%, 3/28/02* (b) ............       50,000
   100,000   Beta Finance, Inc., 4.01%,
               10/10/01* (b) ..................      100,000
   110,000   Beta Finance, Inc., 3.81%,
               3/28/02* (b) ...................      110,000
   100,000   Beta Finance, Inc., 3.96%,
               4/17/02* (b) ...................      100,021
    50,000   C.C. (USA), Inc., 4.03%, 11/26/01*
               (b) ............................       50,000

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$   30,000   Dorada Finance, Inc., 4.00%,
               9/26/01* (b) ...................  $    29,997
    37,500   Dorada Finance, Inc., 6.75%,
               10/12/01 (b) ...................       37,504
   100,000   Interstar Millenium, Series 01-1E,
               3.83%, 4/23/02* (b) ............      100,000
    35,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 4.06%, 8/24/01* ...       34,999
    45,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 3.72%, 9/25/01* ...       45,000
    75,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 4.81%,
               10/22/01* ......................       75,000
    50,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 3.98%,
               11/15/01* ......................       50,000
    50,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 3.79%, 1/25/02* ...       49,999
    30,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 3.96%, 3/18/02* ...       30,000
    70,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 3.84%, 7/9/02*
               (b) ............................       70,000
   100,000   Links Finance L.L.C., 4.00%,
               6/17/02* (b) ...................      100,000
   166,260   Merrill Lynch Mortgage Investors,
               Inc., 3.79%, 11/27/01* .........      166,254
   255,000   Racers Series 00-7-MM, 4.08%,
               5/30/02* (b) ...................      255,000
   200,000   Racers Series 01-8-MM, 4.07%,
               4/1/02* (b) ....................      200,000
    99,642   Racers Series 1999-35-MM-ZCMT,
               4.01%, 12/15/01* (b) ...........       99,642
   100,000   Sigma Finance, Inc., 3.96%,
               11/20/01 (b) ...................      100,000
    50,000   Sigma Finance, Inc., 3.96%,
               11/27/01 (b) ...................       50,000
   100,000   Sigma Finance, Inc., 3.99%,
               12/11/01 (b) ...................      100,000
    90,000   Sigma Finance, Inc., 3.83%,
               1/25/02 (b) ....................       89,979
    75,000   Sigma Finance, Inc., 3.80%, 2/5/02
               (b) ............................       74,967
   122,500   Structured Products Asset Return
               Certificates, Series 00-5,
               4.46%, 7/24/01* (b) ............      122,500
   107,000   Syndicated Loan Funding Trust
               Series 2001-10, 3.99%, 6/17/02*
               (b) ............................      107,000
   123,000   Syndicated Loan Funding Trust
               Series 2001-3, 4.08%, 4/12/02*
               (b) ............................      123,000
                                                 -----------
                                                   2,605,862
                                                 -----------

                                       9
Continued

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Banking (1.5%):
$   50,000   Banco Santander P.R., 3.99%,
               7/11/01 ........................  $    50,000
   139,500   Key Bank, 3.80%, 2/12/02* ........      139,438
                                                 -----------
                                                     189,438
                                                 -----------
Brokerage Services (3.2%):
   100,000   Goldman Sachs Group, Inc., 4.43%,
               7/25/01 ........................      100,000
   100,000   Goldman Sachs Group, Inc., 4.40%,
               8/21/01 ........................      100,000
   100,000   Goldman Sachs Group, Inc., 4.39%,
               9/20/01 ........................      100,000
   100,000   Goldman Sachs Group, Inc., 4.36%,
               10/22/01 .......................      100,000
                                                 -----------
                                                     400,000
                                                 -----------
Miscellaneous Business Credit Institutions (0.2%):
    30,000   National Rural Utilities
               Cooperative Finance Corp.,
               4.80%, 7/20/01 .................       30,000
                                                 -----------
  Total Corporate Notes/Medium Term Notes          3,225,300
                                                 -----------
FUNDING AGREEMENTS (6.3%):
Insurance (6.3%):
    50,000   Allstate Life Insurance Co.,
               4.23%, 9/5/01* .................       50,000
   100,000   Allstate Life Insurance Co.,
               4.15%, 3/15/02* ................      100,000
    75,000   General Electric Capital Assurance
               Co., 5/3/02* ...................       75,000
   100,000   Jackson National Life Insurance
               Co., 4.88%, 4/1/02* ............      100,000
    50,000   Peoples Benefit Life Insurance
               Co., 4.49%, 8/10/01* ...........       50,000
   265,000   Peoples Benefit Life Insurance
               Co., 4.49%, 7/13/01* ...........      265,000

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
FUNDING AGREEMENTS, CONTINUED:
Insurance, continued:
$  100,000   Transamerica Life Insurance &
               Annuity Co., 4.46%, 1/11/02* ...  $   100,000
    50,000   Transamerica Life Insurance &
               Annuity Co., 4.95%, 12/9/02* ...       50,000
                                                 -----------
  Total Funding Agreements                           790,000
                                                 -----------
TIME DEPOSIT (1.6%):
Banking (1.6%):
   200,000   PNC Bank N.A., Nassau, 4.00%
               7/2/01 .........................      200,000
                                                 -----------
  Total Time Deposit                                 200,000
                                                 -----------
REPURCHASE AGREEMENTS (22.2%):
   300,000   Banc America Securities, 4.12%,
               7/2/01 (Collateralized by
               various U.S. Government
               Securities) ....................      300,000
 2,000,000   Countrywide Securities Corp.,
               4.10%, 7/2/01 (Collateralized by
               various U.S. Government
               Securities) ....................    2,000,000
   110,272   Goldman Sachs, 4.10%, 7/2/01
               (Collateralized by various U.S.
               Government Securities) .........      110,272
   250,000   Societe Generale, 4.10%, 7/2/01
               (Collateralized by various U.S.
               Government Securities) .........      250,000
    25,000   UBS Warburg, 4.10%, 7/2/01
               (Collateralized by various U.S.
               Government Securities) .........       25,000
   100,000   Westdeutsche Landesbank, 4.10%,
               7/2/01 (Collateralized by
               various U.S. Government
               Securities) ....................      100,000
                                                 -----------
  Total Repurchase Agreements                      2,785,272
                                                 -----------
Total (Amortized Cost $12,582,730)(a)            $12,582,730
                                                 ===========

------------
Percentages indicated are based on net assets of $12,563,178.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2001.

See notes to financial statements.

One Group Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (20.4%):
U.S. Treasury Bills (2.0%):
$  150,000   9/6/01 ...........................  $  149,042
                                                 ----------
U.S. Treasury Notes (18.4%):
   100,000   5.50%, 7/31/01 ...................     100,126
   200,000   6.63%, 7/31/01 ...................     200,435
   100,000   5.63%, 9/30/01 ...................     100,381
   100,000   5.88%, 10/31/01 ..................     100,651
   100,000   6.25%, 1/31/02 ...................     101,430
   300,000   6.38%, 1/31/02 ...................     304,617
   100,000   6.25%, 2/28/02 ...................     101,576
   150,000   6.63%, 4/30/02 ...................     153,207
   100,000   6.50%, 5/31/02 ...................     102,271
   105,000   6.38%, 6/30/02 ...................     107,571
                                                 ----------
                                                  1,372,265
                                                 ----------
  Total U.S. Treasury Obligations                 1,521,307
                                                 ----------
REPURCHASE AGREEMENTS (79.5%):
   300,000   ABN AMRO, 4.00%, 7/2/01
               (Collateralized by various U.S.
               Treasury securities) ...........     300,000
   300,000   Barclays De Zoette Wedd, 3.98%,
               7/2/01 (Collateralized by
               various U.S. Treasury
               securities) ....................     300,000
 1,500,000   Credit Suisse First Boston, 4.01%,
               7/2/01 (Collateralized by U.S.
               Treasury securities) ...........   1,500,000
    50,000   Goldman Sachs, 3.50%, 7/2/01
               (Collateralized by various U.S.
               Treasury securities) ...........      50,000
   300,000   Goldman Sachs, 3.45%, 7/2/01
               (Collateralized by various U.S.
               Treasury securities) ...........     300,000
   300,000   Greenwich Capital, Inc., 3.98%,
               7/2/01 (Collateralized by
               various U.S. Treasury
               securities) ....................     300,000

PRINCIPAL                                        AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$  300,000   J.P. Morgan Securities, 4.03%,
               7/2/01 (Collateralized by
               various U.S. Government
               securities) ....................  $  300,000
    50,000   Morgan Stanley, 3.40%, 7/2/01,
               (Collateralized by various U.S.
               Treasury securities) ...........      50,000
   300,000   Morgan Stanley, 3.50%, 7/3/01
               (Collateralized by various U.S.
               Treasury securities) ...........     300,000
   200,000   Societe Generale, 3.97%, 7/2/01
               (Collateralized by various U.S.
               Treasury securities) ...........     200,000
   280,187   State Street Bank and Trust,
               3.90%, 7/2/01 (Collateralized by
               various U.S. Treasury
               securities) ....................     280,187
    50,000   UBS Warburg, 3.25%, 7/2/01
               (Collateralized by various U.S.
               Treasury securities) ...........      50,000
   300,000   UBS Warburg, 3.98%, 7/2/01
               (Collateralized by various U.S.
               Treasury securities) ...........     300,000
 1,402,000   Westdeutsche Landesbank, 3.98%,
               7/2/01, (Collateralized by
               various U.S. Treasury
               securities) ....................   1,402,000
   300,000   Westdeutsche Landesbank, 4.00%,
               7/2/01 (Collateralized by
               various U.S. Treasury
               securities) ....................     300,000
                                                 ----------
  Total Repurchase Agreements                     5,932,187
                                                 ----------
Total (Amortized Cost $7,453,494)(a)             $7,453,494
                                                 ==========

------------
Percentages indicated are based on net assets of $7,458,831.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

One Group Mutual Funds
U.S. Government Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
U.S. GOVERNMENT AGENCY SECURITIES (77.7%):
Fannie Mae (29.4%):
$ 15,000    4.51%, 10/18/01 ...................  $ 14,795
  20,000    3.84%, 11/1/01 ....................    19,738
  20,000    3.82%, 11/15/01 ...................    19,709
  14,000    5.38%, 3/15/02 ....................    14,075
  15,000    4.30%, 4/5/02 .....................    14,502
  40,000    3.86%, 5/14/02* ...................    40,000
  20,000    3.86%, 6/4/02* ....................    19,998
  25,000    4.03%, 6/28/02 ....................    25,000
  40,000    3.88%, 12/6/02* ...................    39,983
  40,000    3.75%, 5/7/03* ....................    39,981
                                                 --------
                                                  247,781
                                                 --------
Federal Farm Credit Bank (8.3%):
  20,000    3.83%, 7/9/01 .....................    19,983
  20,523    3.83%, 7/10/01 ....................    20,504
  15,000    3.88%, 8/17/01 ....................    14,924
  15,000    3.88%, 8/20/01 ....................    14,919
                                                 --------
                                                   70,330
                                                 --------
Federal Home Loan Bank (18.3%):
  20,000    4.15%, 7/13/01 ....................    19,972
  20,000    3.84%, 8/10/01 ....................    19,915
  20,640    4.04%, 10/10/01 ...................    20,406
  33,000    5.13%, 2/26/02 ....................    33,235
  15,830    4.70%, 4/16/02 ....................    15,821
  25,000    3.88%, 7/17/02 ....................    25,000
  20,000    3.73%, 12/12/02* ..................    19,994
                                                 --------
                                                  154,343
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac (21.7%):
$ 35,710    4.04%, 8/2/01 .....................  $ 35,582
  20,000    3.84%, 8/9/01 .....................    19,917
  20,000    3.88%, 8/16/01 ....................    19,901
  20,000    3.84%, 8/16/01 ....................    19,901
  15,000    3.82%, 11/8/01 ....................    14,793
  27,000    3.52%, 2/15/02 ....................    26,395
  12,322    4.31%, 3/28/02 ....................    11,924
  15,000    4.70%, 4/5/02, Callable 7/5/01 @
              100 .............................    15,000
  20,000    4.80%, 4/23/02 ....................    20,000
                                                 --------
                                                  183,413
                                                 --------
  Total U.S. Government Agency Securities         655,867
                                                 --------
REPURCHASE AGREEMENTS (25.4%):
  14,635    State Street Bank and Trust, 3.90%,
              7/2/01 (Collateralized by various
              U.S. Government securities) .....    14,635
  25,000    UBS Warburg, 3.85%, 7/2/01
              (Collateralized by various U.S.
              Government securities) ..........    25,000
 175,000    UBS Warburg, 4.10%, 7/2/01
              (Collateralized by various U.S.
              Government securities) ..........   175,000
                                                 --------
  Total Repurchase Agreements                     214,635
                                                 --------
Total (Amortized Cost $870,502)(a)               $870,502
                                                 ========

------------
Percentages indicated are based on net assets of $844,639.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

  * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2001.

See notes to financial statements.

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
 ANTICIPATION NOTES (3.2%):
Iowa (1.9%):
 $16,000    State School Cash Anticipation
              Program, 3.75%, 6/21/02, FSA ...  $   16,167
  12,000    State School Cash Anticipation
              Program, GO Ltd. Warrants,
              Series 00-01 B, 3.88%, 1/30/02,
              FSA, GIC: Bayerische
              Landesbank .....................      12,057
                                                ----------
                                                    28,224
                                                ----------
Ohio (0.4%):
   5,500    Pickerington Local School
              District, Anticipation Note,
              3.20%, 12/14/01 ................       5,506
                                                ----------
Wisconsin (0.9%):
  13,000    Waukesha School District Tax &
              Revenue, 4.75%, 8/22/01 ........      13,007
                                                ----------
  Total Anticipation Notes                          46,737
                                                ----------
MUNICIPAL BONDS (1.2%):
Michigan (1.2%):
  17,500    Municipal Bond Authority, Revenue,
              Series C-2, 5.00%, 8/23/01, LOC:
              Morgan Guaranty Trust ..........      17,517
                                                ----------
  Total Municipal Bonds                             17,517
                                                ----------
MUNICIPAL NOTES (4.0%):
California (1.7%):
  25,000    Los Angeles County, Tax and
              Revenue, GO, 3.75%, 6/28/02 ....      25,274
                                                ----------
Kentucky (1.1%):
  15,000    Asset Liability Authority - A,
              4.00%, 6/26/02 .................      15,211
                                                ----------
Ohio (1.2%):
   5,000    Highland Local School District,
              GO, 3.12%, 1/24/02 .............       5,013
   3,000    Logan Hocking, Local School
              District, GO, 3.50%,
              12/18/01 .......................       3,012
   4,500    London County School District,
              3.50%, 12/12/01 ................       4,517
   5,000    Milford Exempt Village School
              District, GO, 3.21%, 1/17/02 ...       5,016
                                                ----------
                                                    17,558
                                                ----------
  Total Municipal Notes                             58,043
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
TAX FREE COMMERCIAL PAPER (9.1%):
Alabama (1.8%):
 $ 9,000    Phenix County IDA, Series 88, Mead
              Paper, AMT, 3.15%, 8/1/01, LOC:
              ABN AMRO .......................  $    9,000
   2,500    Phenix County IDA, Series 88, Mead
              Paper, AMT, 3.15%, 8/13/01, LOC:
              ABN AMRO .......................       2,500
  14,600    Phenix County IDA, Series 88, Mead
              Paper, AMT, 3.13%, 8/21/01, LOC:
              ABN AMRO .......................      14,600
                                                ----------
                                                    26,100
                                                ----------
Colorado (0.4%):
   6,300    Denver Airport System Revenue,
              Series 97A, AMT, 2.75%,
              8/3/01 .........................       6,300
                                                ----------
Illinois (0.8%):
   5,138    Chicago Airport Revenue, Series A,
              3.20%, 7/10/01 .................       5,138
   6,213    Chicago Airport Revenue, Series A,
              2.55%, 8/13/01 .................       6,213
                                                ----------
                                                    11,351
                                                ----------
Indiana (0.7%):
  10,000    Mt. Vernon PCR - GE, Series 89-A,
              2.60%, 8/9/01 ..................      10,000
                                                ----------
Michigan (0.3%):
   3,800    State Housing Development
              Authority, AMT, 2.55%, 10/3/01,
              LOC: Landesbank Hessen .........       3,800
                                                ----------
Texas (3.1%):
  15,000    Public Finance Authority, Series
              93-A, GO, 2.50%, 8/13/01 .......      15,000
  30,000    Public Finance Authority, Series
              93A, GO, 5.25%, 8/31/01 ........      30,047
                                                ----------
                                                    45,047
                                                ----------
West Virginia (2.0%):
  12,100    Public Energy Authority, Revenue,
              Morgantown Energy Assoc., Series
              89-A, AMT, 2.75%, 9/7/01, LOC:
              Dexia Credit Local de France ...      12,100
  16,500    Public Energy Authority, Revenue,
              Morgantown Energy Assoc., Series
              89-A, AMT, 2.80%, 9/7/01, LOC:
              Dexia Credit Local de France ...      16,500
                                                ----------
                                                    28,600
                                                ----------
  Total Tax Free Commercial Paper                  131,198
                                                ----------

                                       13
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
DAILY DEMAND NOTES (4.0%):
Alabama (0.3%):
 $ 3,150    Decatur, IDB, Solid Waste Revenue,
              Amoco Chemical Co. Project,
              3.45%, 5/1/25, GTY: Amoco
              Chemical Co.* ..................  $    3,150
     500    Phenix County, IDR, Mead Co.
              Coated Board Project, Series
              93-A, AMT, 3.40%, 6/1/28, LOC:
              Toronto Dominion Bank* .........         500
                                                ----------
                                                     3,650
                                                ----------
Louisiana (0.5%):
   3,900    Plaquemines Parish, Environmental
              Revenue, British Petroleum
              Exploration & Oil, Inc. Project,
              AMT, 3.45%, 10/1/24, GTY:
              British Petroleum Co., PLC* ....       3,900
   2,900    Plaquemines Parish, Environmental
              Revenue, British Petroleum
              Exploration & Oil, Inc. Project,
              AMT, 3.45%, 5/1/25, GTY: British
              Petroleum Co., PLC* ............       2,900
                                                ----------
                                                     6,800
                                                ----------
Michigan (0.8%):
   6,500    State Strategic Fund, Dow Chemical
              Co. Project, 3.50%, 12/1/30* ...       6,500
   1,000    State Strategic Fund, Dow Chemical
              Co. Project, AMT, 3.40%,
              12/1/14* .......................       1,000
   4,200    University of Michigan Medical
              Center, Revenue, Series 95-A,
              3.30%, 12/1/27* ................       4,200
     500    University of Michigan, Medical
              Service Plan, Series A, 3.30%,
              12/1/27* .......................         500
                                                ----------
                                                    12,200
                                                ----------
Oregon (1.0%):
   5,000    State Economic Development
              Revenue, Newsprint Co., Series
              202, AMT, 3.45%, 4/1/26, LOC:
              Toronto Dominion Bank* .........       5,000
   6,600    State Economic Development
              Revenue, AMT, 3.45%, 8/1/25,
              LOC: Toronto Dominion Bank* ....       6,600
   2,700    State Economic Development
              Revenue, AMT, 3.45%, 12/1/25,
              LOC: Toronto Dominion Bank* ....       2,700
                                                ----------
                                                    14,300
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Texas (0.2%):
 $ 2,700    Brazos River Harbor Navigation
              District, Revenue, Dow Chemical
              Co. Project, 3.50%, 5/1/23* ....  $    2,700
                                                ----------
Virginia (1.2%):
   5,650    Dinwiddie County, IDR, Chaparral
              East Project A, AMT, 3.45%,
              9/1/28, LOC: Bank of
              America* .......................       5,650
   6,700    King George County, IDA, Revenue,
              Birchwood Power Partners
              Project, AMT, 3.45%, 11/1/25,
              LOC: Credit Suisse First
              Boston* ........................       6,700
   5,300    King George County, IDA, Revenue,
              Birchwood Power Partners
              Project, AMT, 3.45%, 3/1/27,
              LOC: Credit Suisse First
              Boston* ........................       5,300
                                                ----------
                                                    17,650
                                                ----------
  Total Daily Demand Notes                          57,300
                                                ----------
WEEKLY DEMAND NOTES (80.8%):
Alaska (0.5%):
   7,270    Industrial Development and Export
              Authority, AMT, 2.76%, 4/1/14,
              MBIA* (b) ......................       7,270
                                                ----------
Arizona (1.8%):
   9,550    Coconino County, PCR, Arizona
              Public Service, Navajo Project,
              Series A, 2.75%, 10/1/29, LOC:
              Kredietbank N.V.* ..............       9,550
  16,800    Health Facilities Authority
              Revenue, 2.85%, 6/1/30, LOC:
              Landesbank Hessen* (b) .........      16,800
                                                ----------
                                                    26,350
                                                ----------
Arkansas (2.2%):
  24,200    Clark County Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 2.75%, 8/1/22,
              LOC: SunTrust Bank* ............      24,200
   8,200    Clark County, Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 2.75%, 8/1/22,
              LOC: SunTrust Bank* ............       8,200
                                                ----------
                                                    32,400
                                                ----------
Colorado (2.8%):
  20,515    City & County Denver, Single
              Family Mortgage, Revenue, AMT,
              2.98%, 11/1/32, GTY: GNMA, FNMA,
              FHLMC, LIQ: BONY* (b) ..........      20,515
   5,000    Colorado Springs YMCA, 2.75%,
              11/1/20, LOC: Wells Fargo* .....       5,000

                                       14
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Colorado, continued:
 $ 9,500    Denver Airport Revenue, Series
              91-D, 2.95%, 11/15/21, LOC:
              MBIA* (b) ......................  $    9,500
     695    Housing Finance Authority, Class
              I, Series 00-A1, 2.85%, 10/1/30,
              LOC: FHLB* .....................         695
   4,600    Housing Finance Authority, Multi-
              Family Revenue, Series 00-A2,
              2.80%, 4/1/20* .................       4,600
                                                ----------
                                                    40,310
                                                ----------
Delaware (1.0%):
  14,800    University of Delaware, Series 98,
              2.65%, 11/1/23, LOC: Bank of
              America* (b) ...................      14,800
                                                ----------
District of Columbia (0.7%):
   9,705    Metro Airports Authority Trust
              Receipts, Series SGB-32, 2.80%,
              10/1/16, LIQ: Societe Generale*
              (b) ............................       9,705
                                                ----------
Florida (8.2%):
  50,000    Capital Trust Agency, Multi-Family
              Housing Revenue, Community Loan
              Program, Series 99-A, 2.83%,
              12/1/32, LOC: National Union
              Fire Insurance Co.* (b) ........      50,000
  53,135    Capital Trust Agency, Revenue,
              Series H, 2.85%, 12/1/30, GIC:
              CDC Funding Corp.* (b) .........      53,135
   5,255    Jacksonville Sales Tax Revenue,
              2.76%, 10/1/14, LOC: FGIC*
              (b) ............................       5,255
   4,935    Orange County, Health Facilities
              Authority, 2.65%, 12/1/23, LOC:
              SunTrust Bank* .................       4,935
   5,500    Palm Beach County, Zoological
              Society, 2.70%, 5/1/31, LOC:
              Northern Trust Co.* ............       5,500
                                                ----------
                                                   118,825
                                                ----------
Georgia (3.4%):
   5,610    Atlanta Water and Sewer Revenue
              Bonds, 2.76%, 1/1/17, LOC: FGIC*
              (b) ............................       5,610
  16,055    Clayton County Development
              Authority, Special Facilities
              Revenue, Delta Airlines, Series
              C, AMT, 2.70%, 5/1/35, LOC:
              Commerzbank* ...................      16,055
   3,735    Gwinnett County Housing Authority,
              Herrington Woods Apartments,
              Series 96-A, AMT, 2.89%,
              9/15/26, LOC: KeyBank* (b) .....       3,735

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Georgia, continued:
 $ 4,900    Macon-Bibb County Hospital
              Authority, Revenue, 2.70%,
              8/1/18, LOC: SunTrust Bank* ....  $    4,900
  19,500    St. Mary's Developmental
              Authority, PCR, Trigen-Biopower,
              Inc. Project, 2.80%, 11/1/25,
              LOC: HSBC* .....................      19,500
                                                ----------
                                                    49,800
                                                ----------
Idaho (0.3%):
   3,800    State University Foundation, Inc.,
              2.75%, 5/1/21, LOC: Wells Fargo
              Bank* ..........................       3,800
                                                ----------
Illinois (6.7%):
   5,000    Carol Stream, Multi-Family
              Revenue, Refinancing Housing,
              St. Charles Square, AMT, 2.90%,
              3/15/27, LIQ: FNMA* ............       5,000
   7,500    Chicago Board of Education Merlots
              Series A47, 2.80%, 12/1/26, LOC:
              FGIC* (b) ......................       7,500
   3,716    Chicago O'Hare International
              Airport Revenue, Second Lien,
              Series B, AMT, 2.70%, 1/1/18,
              LOC: Societe Generale* .........       3,716
   7,100    Chicago Park District, Merlots
              Series A61, 2.80%, 1/1/21, LOC:
              FGIC* (b) ......................       7,100
  10,120    Cook County GO, 2.76%, 11/15/16,
              LOC: FGIC* (b) .................      10,120
   5,300    Cook County, GO, 2.76%, 11/15/13,
              LOC: FGIC* (b) .................       5,300
   5,000    Development Finance Authority,
              Presbytrian Project, 2.80%,
              4/1/35, LOC: Northern Trust* ...       5,000
   7,870    Housing Development Authority,
              Multi-Family Revenue, Pheasant
              Ridge/Hunter, AMT, 2.80%,
              4/1/32, LOC: Lasalle Bank* .....       7,870
   7,640    Jacksonville Industrial Project
              Revenue, AGI, Inc. Project, AMT,
              3.00%, 2/1/26, LOC: Bank of
              America* .......................       7,640
  12,000    Rock Island County Metropolitan
              Airport Authority, Series C, GO,
              AMT, 2.95%, 7/1/29, FSA, LIQ:
              Norwest* .......................      12,000

                                       15
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois, continued:
 $ 5,000    State Development Finance
              Authority Revenue, Aurora
              Central Catholic High School,
              2.80%, 4/1/24, LOC: Northern
              Trust* .........................  $    5,000
  16,455    State, GO Putters, Series 133,
              2.78%, 10/1/07, LOC: FGIC, LIQ:
              J.P. Morgan* (b) ...............      16,455
   4,130    Will & Kankakee County Development
              Authority, IDR, JRS Realty
              Association L.L.C. Project A,
              2.90%, 12/1/18, LOC: PNC Bank*
              (b) ............................       4,130
                                                ----------
                                                    96,831
                                                ----------
Indiana (0.9%):
   2,400    Jasper Economic Development
              Revenue, Best Chairs, Inc.,
              Project, AMT, 2.90%, 3/1/19,
              LOC: PNC Bank* (b) .............       2,400
  10,250    Rockport, PCR, Indiana & Michigan
              Electric Co., Series A, 2.85%,
              8/1/14, LOC: Swiss Bank* .......      10,250
                                                ----------
                                                    12,650
                                                ----------
Iowa (0.8%):
  11,805    Finance Authority Revenue, Private
              School Facilities, 2.80%,
              6/1/19, LOC: Allied Irish Bank*
              (b) ............................      11,805
                                                ----------
Kansas (0.6%):
   8,750    City of Burlington, PCR, Series
              A15, Regulation D, 2.90%,
              6/1/31, LOC: MBIA, LIQ: Bank of
              New York* (b) ..................       8,750
                                                ----------
Kentucky (2.4%):
  15,000    Breckinridge County Lease Program,
              2.75%, 2/1/31, LOC: Firstar
              Bank* ..........................      15,000
   5,100    Carroll County, Solid Waste
              Disposal, Acquisition Project,
              2.75%, 5/1/31, LOC:
              Citibank* ......................       5,100
   2,435    City of Mayfield, League of Cities
              Lease Finance Program, 2.90%,
              7/1/26, LOC: PNC Bank* .........       2,435
  12,000    Henderson County, Solid Waste
              Disposal Revenue, Hudson Foods,
              Inc., Project, AMT, 2.93%,
              3/1/15, LOC: Rabobank
              Netherlands* ...................      12,000
                                                ----------
                                                    34,535
                                                ----------
Louisiana (1.0%):
  15,000    Local Government Environment
              Facilities, 2.85%, 6/1/31* .....      15,000
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Maine (0.5%):
 $ 7,495    State Housing Authority Mortgage
              Revenue, 2.82%, 5/15/27, LOC:
              J.P. Morgan* (b) ...............  $    7,495
                                                ----------
Massachusetts (1.3%):
  19,340    ABN AMRO Munitops Certificates
              Trust, Series 00-18, GO, 2.74%,
              10/1/08, LOC: MBIA* (b) ........      19,340
                                                ----------
Michigan (9.2%):
  12,981    ABN AMRO Munitops Certificates
              Trust, Series 98-13, 2.73%,
              10/4/06, LOC: MBIA* (b) ........      12,981
   3,530    City of Dearborn Economic
              Development Corp., Henry Ford
              Village, 2.80%, 10/1/23, LOC:
              Comerica Bank* .................       3,530
   3,100    Detroit Water Supply System
              Revenue, Series 01-C, 2.70%,
              7/1/29, FGIC* ..................       3,100
   3,420    Greater Detroit Resource Recovery
              Authority, 2.75%, 12/13/06, LOC:
              AMBAC* (b) .....................       3,420
  19,300    Higher Education Student Loan,
              Series X11-B, AMT, 2.70%,
              10/1/13, LOC: AMBAC* ...........      19,300
   4,100    Hospital Financing Authority
              Revenue, Hospital Equipment Loan
              Program, Series A, 2.65%,
              12/1/23, LOC: National City Bank
              Michigan* ......................       4,100
   6,495    Lake Orion Community School
              District, 2.76%, 5/1/15* (b) ...       6,495
   5,280    Municipal Bond Authority Revenue
              Bonds, 2.76%, 10/1/14* (b) .....       5,280
  10,500    Oakland County Economic
              Development Corp., Cranbrook
              Education Community Project A,
              2.80%, 11/1/17, LIQ: Comerica
              Bank* ..........................      10,500
   7,485    State Clean Water, 2.75%, 11/1/13,
              LOC: J.P. Morgan* (b) ..........       7,485
   3,630    State Housing Development
              Authority, Single Family, AMT,
              2.82%, 6/1/11, LOC: MBIA*
              (b) ............................       3,630
   5,000    State Strategic Fund, LO, Petoskey
              Plastics, Inc. Project, AMT,
              2.90%, 8/1/16, LOC: Comerica
              Bank* (b) ......................       5,000
   2,700    State Strategic Fund, LO, Saginaw
              Products Corp. Project, AMT,
              2.90%, 9/1/17, LOC: Comerica
              Bank* (b) ......................       2,700

                                       16
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 2,800    State Strategic Fund, LO, Quincy,
              Inc. Project, AMT, 2.90%,
              12/1/22, LOC: Michigan National
              Bank* (b) ......................  $    2,800
   3,045    State Strategic Fund, LO,
              Atmosphere Heat Treating, 2.90%,
              8/1/27, LOC: Comerica Bank* ....       3,045
   2,795    State Strategic Fund, LO, Wayne
              Disposal Oakland Project, AMT,
              2.89%, 3/1/05, LOC: Comercia
              Bank* ..........................       2,795
     355    Strategic Fund, LO, Pyper Products
              Corp. Project, AMT, 2.90%,
              10/1/18, LOC: Comerica Bank*
              (b) ............................         355
  13,700    Strategic Fund, Van Andel Research
              Institute Project, 2.70%,
              11/1/27, LOC: Michigan National
              Bank* ..........................      13,700
   6,900    Strategic Fund, Van Andel Research
              Institute Project, 2.70%,
              3/1/39, LOC: Michigan National
              Bank* ..........................       6,900
   9,000    Wayne County Airport, Series A,
              AMT, 2.75%, 12/1/08, LOC:
              FSA* ...........................       9,000
   7,210    Wayne County Airport, Series A,
              AMT, 2.70%, 12/1/16, LOC:
              Bayerische Landesbank* .........       7,210
                                                ----------
                                                   133,326
                                                ----------
Minnesota (0.0%):
     350    Higher Education Facilities
              Authority, Carleton College,
              Series 5G, 2.60%, 11/1/29, LOC:
              Norwest Bank* ..................         350
                                                ----------
Mississippi (1.9%):
  15,000    Hospital Equipment & Facilities,
              Revenue, 2.70%, 5/15/30* .......      15,000
  11,990    State, GO Putters, Series 138,
              2.78%, 11/1/07, LOC: FGIC*
              (b) ............................      11,990
                                                ----------
                                                    26,990
                                                ----------
Nebraska (0.5%):
   6,550    Investment Finance Authority,
              Revenue, Single Family Housing,
              Series H, 2.83%, 9/1/17, GTY:
              GNMA, LIQ: Banc America* (b) ...       6,550
                                                ----------
Nevada (0.6%):
   9,290    Clark County, Airport Revenue, Sub
              Lien, Series B, AMT, 2.75%,
              7/1/28, LOC: MBIA* .............       9,290
                                                ----------
North Carolina (0.7%):
  10,000    Charlotte, Airport Revenue, Series
              A, AMT, 2.70%, 7/1/17, LOC:
              MBIA* ..........................      10,000
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio (7.9%):
 $   180    City of Cleveland, Airport System
              Revenue Bonds, Series D, AMT,
              2.70%, 1/1/27, LOC: Toronto
              Dominion Bank* .................  $      180
   1,900    Clinton County, Hospital Revenue,
              Pooled Financial Programs,
              Series 98, 2.85%, 6/1/28, LOC:
              Fifth Third Bank* ..............       1,900
  12,000    Franklin County, Ohio Hospital
              Revenue, Series II-R-55, 2.93%,
              6/1/17, LIQ: Salomon Smith
              Barney* (b) ....................      12,000
   7,545    Housing Finance Agency, Project 98
              A-1, 2.80%, 7/1/18, LOC: U.S.
              Bank N.A.* .....................       7,545
   5,620    Housing Finance Agency,
              Residential Mortgage Revenue,
              Series 99-C, AMT, 2.85%, 3/1/21,
              GNMA, LIQ: Chase Manhattan
              Trust* (b) .....................       5,620
   2,500    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              2.70%, 4/1/29, LOC: Societe
              Generale* ......................       2,500
   3,500    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              2.85%, 4/1/29, LOC: Societe
              Generale* ......................       3,500
   8,900    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              2.85%, 4/1/28, LOC: Societe
              Generale* ......................       8,900
   2,400    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              2.70%, 4/1/28, LOC: Societe
              Generale* ......................       2,400
   3,800    State Water Development Authority
              Revenue, Timken Co. Project,
              2.70%, 5/1/07, LOC: Wachovia
              Bank* ..........................       3,800
  54,800    Student Loan Funding Corp., Series
              98-A2, AMT, 2.75%, 8/1/10, LIQ:
              Bank of America* ...............      54,800
   8,000    Student Loan Funding Corp.,
              Cincinnati Student Loan Revenue,
              Series A-1, AMT, 2.75%, 1/1/07,
              SPA: Bank of America* ..........       8,000

                                       17
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 3,400    Warren County Economic Development
              Revenue, Ralph J. Stolle
              Countyside YMCA, 2.82%, 8/1/20,
              LOC: Fifth Third Bank* (b) .....  $    3,400
                                                ----------
                                                   114,545
                                                ----------
Oklahoma (0.4%):
   6,000    Industrial Authority Hospital
              Revenue, 2.75%, 10/1/17, LOC:
              KBC Bank N.V.* .................       6,000
                                                ----------
Pennsylvania (5.4%):
   2,560    Allegheny County, Hospital
              Development Authority Revenue,
              Margaret Memorial Hospital,
              2.76%, 10/1/21, LOC: Mellon
              Bank* (b) ......................       2,560
   4,750    Allegheny County, IDA, Eye & Ear
              Properties Corp., 2.76%, 2/1/15,
              LOC: PNC Bank* .................       4,750
   1,425    Allegheny County, United Jewish
              Federation Project, Revenue,
              Series B, 2.80%, 10/1/25, LOC:
              PNC Bank* ......................       1,425
  31,995    Delaware County Authority Revenue,
              Mercy Health System, 2.95%,
              11/15/16, LIQ: Merrill Lynch*
              (b) ............................      31,995
  10,000    Higher Education Assistant Agency
              Student Loan, 2.95%, 6/1/31,
              LOC: AMBAC* ....................      10,000
   3,175    New Castle Area Hospital
              Authority, Revenue, Series 95,
              2.70%, 7/1/26, LOC: FSA, SPA:
              PNC Bank* ......................       3,175
   5,700    State Economic Development Finance
              Authority, Revenue, Fabtech,
              Inc., Project, Series 98-D,
              2.90%, 6/1/10, LOC: PNC Bank*
              (b) ............................       5,700
  19,000    State University, Series A, 2.70%,
              4/1/31, LIQ: Chase Manhattan
              Trust* .........................      19,000
                                                ----------
                                                    78,605
                                                ----------
South Carolina (0.9%):
  10,000    State Educational Facilities
              Authority for Private Nonprofit
              Institutions, Converse College
              Project, 2.65%, 7/1/15, LOC:
              BankAmerica* ...................      10,000
   2,890    State Jobs Economic Development
              Authority, IDR, Facilities
              Leasing Project, AMT, 2.80%,
              12/1/13, LOC: Bank of America*
              (b) ............................       2,890
                                                ----------
                                                    12,890
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Tennessee (3.6%):
 $10,000    Clarksville, Public Building
              Authority, Revenue, Pooled
              Financing Tennessee Municipal
              Bond Fund, 2.65%, 6/1/29, LOC:
              Bank of America* (b) ...........  $   10,000
   7,500    Montgomery County, Public Building
              Authority, 2.65%, 7/1/19, LOC:
              Bank of America* (b) ...........       7,500
  15,805    Montgomery County, Public Building
              Authority, 2.65%, 11/1/27, LOC:
              Bank of America* (b) ...........      15,805
  14,600    Montgomery County, State Building
              Authority, Series 99, 2.65%,
              9/1/29, LOC: Bank of America*
              (b) ............................      14,600
   3,900    Nashville & Davidson County,
              Health & Education Facilities
              Board, Revenue, Belmont
              University Project, 2.70%,
              12/1/22, LOC: SunTrust Bank*
              (b) ............................       3,900
                                                ----------
                                                    51,805
                                                ----------
Texas (8.8%):
   5,765    Brazos River Authority, PCR, Texas
              Utilities Electric Co. Project,
              Series D, AMT, 2.80%, 7/1/22,
              LOC: MBIA* .....................       5,765
  14,100    Capital Health Facilities
              Development Corp., Island on
              Lake Travis Ltd. Project, AMT,
              2.70%, 12/1/16, LOC: Credit
              Suisse First Boston* ...........      14,100
   9,120    Dallas Fort Worth International
              Airport Revenue, 2.82%, 11/1/24*
              (b) ............................       9,120
  24,200    Harris County, Health Facilities
              Development Corp., Revenue,
              Texas Childrens Hospital
              Project, Series B-1, 2.75%,
              10/1/29, LOC: MBIA* ............      24,200
   5,200    Nacogdoches County Hospital
              District Sales Tax, Series A59,
              2.80%, 5/15/26, LOC: AMBAC*
              (b) ............................       5,200

                                       18
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas, continued:
 $14,200    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 2.70%, 6/1/21,
              SLMA* ..........................  $   14,200
  12,200    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series X, AMT, 2.70%, 6/1/27,
              LOC: SLMA* .....................      12,200
  20,000    Port Arthur Navigational District
              Environmental Facilities
              Revenue, Motiva Enterprises
              L.L.C. Project, AMT, 3.00%,
              12/1/27* (b) ...................      20,000
  11,500    San Antonio Texas Health Facility,
              2.75%, 6/1/20, LOC: Wells
              Fargo* .........................      11,500
   6,200    South Texas Higher Education
              Authority, Revenue, AMT, 2.70%,
              12/1/27, SLMA* .................       6,200
   4,500    Trinity River Authority, Solid
              Waste Disposal Revenue,
              Community Waste Disposal
              Project, 2.80%, 5/1/21* ........       4,500
                                                ----------
                                                   126,985
                                                ----------
Virginia (1.0%):
  14,470    College Building Authority,
              Educational Facilities Revenue,
              Putters Series 134, 2.78%,
              9/1/07, LOC: FSA, LIQ: J.P.
              Morgan* (b) ....................      14,470
                                                ----------
Washington (4.8%):
   5,000    ABN AMRO Munitops Certificate
              Trust, Series 01-1, 2.79%,
              7/1/06, LOC: MBIA* (b) .........       5,000

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Washington, continued:
 $30,000    Higher Educational Facilities
              Authority, Revenue, Seattle
              Pacific University Project,
              Series A, 3.00%, 10/1/30, LOC:
              BankAmerica* ...................  $   30,000
   5,000    Port Seattle Revenue, AMT, 2.82%,
              2/1/18, LOC: MBIA* (b) .........       5,000
  14,000    Snohomish County Public Hospital,
              2.80%, 12/5/18, LOC: Bank of
              America* .......................      14,000
   9,500    State Finance Commission, Avalon
              Ridge Apartments Project, AMT,
              2.80%, 5/15/26, LOC: FNMA* .....       9,500
   5,600    State Health Care Facilities
              Authority, National Healthcare
              Research & Education Revenue,
              2.70%, 1/1/32, LOC: Banque
              Nationale de Paris* ............       5,600
                                                ----------
                                                    69,100
                                                ----------
  Total Weekly Demand Notes                      1,170,572
                                                ----------
PUT BONDS (0.3%):
Arizona (0.3%):
   4,300    Cochise County, PCR, Arizona
              Electric Power Corp., Inc.
              Project, AMT, 3.65%, 9/1/24,
              SPA: National Rural Utilities
              Financing* .....................       4,300
                                                ----------
  Total Put Bonds                                    4,300
                                                ----------
Total (Amortized Cost $1,485,667)(a)            $1,485,667
                                                ==========

------------
Percentages indicated are based on net assets of $1,448,120.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2001.

See notes to financial statements.

One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
MUNICIPAL BONDS (5.9%):
Michigan (5.9%):
 $10,000    Municipal Bond Authority, Revenue,
              Series C-2, 5.00%, 8/23/01,
              LOC: Morgan Guaranty Trust ......  $ 10,010
   3,400    State Certificates of
              Participation,
              New Center Development Project,
              Series A, 4.00%, 10/1/01,
              LOC: Bank of New York ...........     3,406
                                                 --------
                                                   13,416
                                                 --------
  Total Municipal Bonds                            13,416
                                                 --------
TAX FREE COMMERCIAL PAPER (21.0%):
Michigan (21.0%):
   5,740    Cornell Township, EDC, IDR, Mead-
              Escanaba Paper, 4.05%, 8/1/01,
              LOC: Credit Suisse First
              Boston ..........................     5,740
   6,000    State Building Authority, Revenue,
              2.70%, 8/21/01, LOC: Commerce
              Imperial Bank of Canada .........     6,000
   2,100    State Housing Development
              Authority, AMT, 3.25%, 7/9/01,
              LOC: Landesbank Hessen ..........     2,100
   5,000    State Housing Development
              Authority, AMT, 3.10%, 8/1/01,
              LOC: Landesbank Hessen ..........     5,000
   5,000    State Housing Development
              Authority, AMT, 2.65%, 10/1/01,
              LOC: Landesbank Hessen ..........     5,000
   6,700    State Housing Development
              Authority, AMT, 2.55%, 10/3/01,
              LOC: Landesbank Hessen ..........     6,700
  11,985    University of Michigan, Series C,
              3.00%, 7/3/01 ...................    11,985
   5,000    University of Michigan, Series C,
              3.13%, 7/12/01 ..................     5,000
                                                 --------
                                                   47,525
                                                 --------
  Total Tax Free Commercial Paper                  47,525
                                                 --------
DAILY DEMAND NOTES (4.9%):
Michigan (4.9%):
     100    Delta County, EDC, Environmental
              Improvement, Revenue, Mead-
              Escanaba Paper, 3.30%, 12/1/13,
              LOC: Bank of Nova Scotia* .......       100
   1,355    State Strategic Fund, LO, Revenue,
              Detroit Symphony Project, Series
              A, 3.50%, 6/1/31, LOC: Michigan
              National Bank* ..................     1,355
     800    State Strategic Fund, LO, Revenue,
              Dow Chemical Project, 3.30%,
              2/1/09* .........................       800
     600    State Strategic Fund, LO, Revenue,
              Dow Chemical Project, AMT, 3.50%,
              12/1/30* ........................       600

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 2,700    University of Michigan, Revenue,
              Medical Service Plan, Series A,
              3.30%, 12/1/27* .................  $  2,700
   4,600    University of Michigan, Revenue,
              Hospital, Series A, 3.30%,
              12/1/19* ........................     4,600
     900    University of Michigan, Revenue,
              Hospital, Series A-2, 3.30%,
              12/1/24* ........................       900
                                                 --------
                                                   11,055
                                                 --------
  Total Daily Demand Notes                         11,055
                                                 --------
WEEKLY DEMAND NOTES (66.4%):
Michigan (66.4%):
   4,510    Detroit Sewage Disposal, Revenue,
              Series B, 2.60%, 7/1/23,
              MBIA* ...........................     4,510
   2,685    Detroit Water Supply System,
              Revenue, Series 01-A, 2.75%,
              7/1/28, FGIC* (b) ...............     2,685
   4,700    Detroit Water Supply System,
              Revenue, Series 01-C, 2.70%,
              7/1/29, FGIC* ...................     4,700
   3,600    Grand Rapids EDR, 2.80%, 11/1/20,
              LOC: Old Kent Bank & Trust* .....     3,600
   5,000    Greater Detroit Resource Recovery
              Authority, Revenue, Series 167,
              2.75%, 12/13/06, AMBAC* (b) .....     5,000
   5,900    Higher Education Student Loan,
              Revenue, Series XII-B, AMT,
              2.70%, 10/1/13, AMBAC* ..........     5,900
   9,400    Higher Education Student Loan,
              Revenue, Series XII-D, AMT,
              2.70%, 10/1/15, AMBAC* ..........     9,400
   3,800    Jackson County, EDC, Revenue,
              Industrial Steel Treating Co.
              Project, 2.90%, 6/1/17, LOC:
              Comerica Bank* ..................     3,800
   1,000    Kalamazoo County, EDC, Revenue, WBC
              Properties Ltd. Project, 2.80%,
              9/1/15, LOC: Old Kent Bank &
              Trust* ..........................     1,000
   3,920    Kalamazoo County, EDC, Revenue,
              Friendship Village, Series B,
              2.78%, 5/15/27, LOC: Lasalle
              National Bank* ..................     3,920
   4,145    Lanse Creuse Public Schools, GO,
              2.76%, 5/1/20, FGIC* (b) ........     4,145
   6,460    Milan Area Schools, GO, Series B,
              2.65%, 5/1/30, LOC: First Union
              National Bank* ..................     6,460
   2,510    Oakland County, EDC, Revenue, IBC
              North America, Inc. Project,
              2.90%, 7/1/18, LOC: Comerica
              Bank* (b) .......................     2,510

                                       20
Continued

One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 7,500    State Hospital Finance Authority,
              Revenue, Hospital Equipment Loan
              Program, Series A, 2.65%,
              12/1/23, LOC: National City* ....  $  7,500
   1,655    State Housing Development
              Authority, Rental Housing
              Revenue, Series B, 2.65%, 4/1/19,
              LOC: Landesbank Hessen Thur
              Giro* ...........................     1,655
   1,500    State Strategic Fund, IDR, C-Tec,
              Inc. Project, AMT, 2.80%,
              10/1/11,
              LOC: SunTrust Bank* .............     1,500
   4,000    State Strategic Fund, LO, Tim
              Properties L.L.C. Project, 2.80%,
              5/1/25, LOC: Old Kent Bank &
              Trust* ..........................     4,000
   5,500    State Strategic Fund, LO, Van
              Poppelen Brothers Project, Series
              2000, 2.90%, 6/1/25,
              LOC: Comerica Bank* (b) .........     5,500
   1,300    State Strategic Fund, LO, Revenue,
              B & C Leasing L.L.C. Project,
              AMT, 2.80%, 7/1/24, LOC: Bank of
              America* ........................     1,300
   2,500    State Strategic Fund, LO, Revenue,
              Custom Profile Project, AMT,
              2.90%, 1/1/26* (b) ..............     2,500
   2,800    State Strategic Fund, LO, Revenue,
              Detroit Edison Co., Series A8,
              2.90%, 9/1/21, FSA* (b) .........     2,800
   2,500    State Strategic Fund, LO, Revenue,
              Rapidline, Inc. Project, AMT,
              2.85%, 12/1/31, LOC: Firstar Bank
              N.A.* ...........................     2,500
   2,000    State Strategic Fund, LO, Revenue,
              Steketee-Van Huis Project, AMT,
              2.90%, 5/1/21, LOC: Fifth Third
              Bank N.A.* ......................     2,000
   1,555    State Strategic Fund, LO, Revenue,
              Village at Muskegon L.L.C.
              Project, 2.70%, 8/15/34* ........     1,555
   1,140    State Strategic Fund, Revenue,
              Dennenlease L C Project, AMT,
              2.95%, 4/1/10, LOC: Old Kent Bank
              & Trust* ........................     1,140
     750    State Strategic Fund, Revenue,
              Ironwood Plastics, Inc. Project,
              AMT, 2.95%, 11/1/11, LOC: First
              of America Bank* ................       750
   2,935    State Strategic Fund, Revenue,
              Pyper Products Corp. Project,
              2.90%, 10/1/18, LOC: Comerica
              Bank* (b) .......................     2,935

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $   200    State Strategic Fund, Revenue,
              Quincy Street, Inc. Project, AMT,
              2.90%, 12/1/22, LOC: Comerica
              Bank* (b) .......................  $    200
   4,400    State Strategic Fund, Revenue, Van
              Andel Research Institute, 2.70%,
              11/1/27, LOC: Michigan National
              Bank* ...........................     4,400
  11,200    State Strategic Fund, Revenue, Van
              Andel Research Institute, 2.70%,
              3/1/39, LOC: Michigan National
              Bank* ...........................    11,200
   2,000    State Strategic Fund, Solid Waste
              Disposal, Revenue, Grayling
              Generating Project, 2.75%,
              1/1/14, LOC: Barclays Bank New
              York* ...........................     2,000
   4,035    State University, Revenue, Series
              00-A, 2.75%, 8/15/30, SPA: Dexia
              Credit Local* ...................     4,035
   9,795    State, Clean Water Revenue, Series
              125, 2.75%, 11/1/13, LOC: J.P.
              Morgan* (b) .....................     9,795
  14,900    Wayne Charter County, Airport
              Revenue, Detroit Metropolitan
              County, Series A, AMT, 2.75%,
              12/1/08, FSA* ...................    14,900
   8,240    Wayne Charter County, Airport
              Revenue, Detroit Metropolitan
              County, Series A, AMT, 2.70%,
              12/1/16, LOC: Bayerische
              Landesbank* .....................     8,240
                                                 --------
                                                  150,035
                                                 --------
  Total Weekly Demand Notes                       150,035
                                                 --------
MONTHLY DEMAND NOTES (1.5%):
Michigan (1.5%):
   3,445    Meridian, EDC, Revenue, Hannah
              Research & Technology Center,
              2.85%, 11/15/15, LOC: Comerica
              Bank* ...........................     3,445
                                                 --------
  Total Monthly Demand Notes                        3,445
                                                 --------
Total (Amortized Cost $225,476)(a)               $225,476
                                                 ========

------------
Percentages indicated are based on net assets of $225,967.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 2001.


See notes to financial statements.

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
ANTICIPATION NOTES (23.5%):
Ohio (23.5%):
 $1,700     Butler County, GO, 4.75%,
              9/26/01 .........................  $  1,702
    500     Butler County, GO, 3.75%,
              3/14/02 .........................       502
  2,700     Butler County, GO, Series B, 2.97%,
              6/13/02 .........................     2,706
  5,000     Dublin City School District, GO,
              3.22%, 12/12/01 .................     5,007
  2,000     Franklin County Housing Revenue,
              AMT, 4.60%, 7/1/01 ..............     2,000
  2,000     Lakota School District, GO, 4.55%,
              7/18/01 .........................     2,000
  2,000     Logan Hocking Local School
              District, GO, 3.50%, 12/18/01 ...     2,008
  4,000     London City School District, GO,
              3.50%, 12/12/01 .................     4,015
  2,000     Mason School District, Series B,
              GO, 3.81%, 9/17/01 ..............     2,002
  3,500     Milford Village School District,
              GO, 3.21%, 1/17/02 ..............     3,511
  1,000     Orange City School District, 4.60%,
              7/19/01 .........................     1,000
  2,500     Pickerington School District,
              4.64%, 8/21/01 ..................     2,501
  3,500     Pickerington School District, GO,
              3.20%, 12/14/01 .................     3,504
  2,000     School District Cash Flow Borrowing
              Certificates, GO, 3.31%,
              6/28/02 .........................     2,014
  1,500     University of Cincinnati, General
              Receipts, Revenue, Series AJ,
              3.75%, 2/28/02 ..................     1,504
  1,500     University of Cincinnati, General
              Receipts, Revenue, Series BB,
              4.45%, 12/20/01 .................     1,502
                                                 --------
                                                   37,478
                                                 --------
  Total Anticipation Notes                         37,478
                                                 --------
TAX FREE COMMERCIAL PAPER (6.9%):
Ohio (6.9%):
  2,000     Ohio State University, General
              Revenue Receipts, 3.05%,
              7/9/01 ..........................     2,000
  2,000     Ohio State University, General
              Revenue Receipts, Series C,
              3.25%, 7/12/01 ..................     2,000
  2,000     State Air Quality, Development
              Authority, Revenue, Cleveland
              Electric Illuminating Co., Series
              B, 4.25%, 8/1/01, FGIC ..........     2,000
  3,000     Water Development Authority,
              Cleveland Electric Illuminating
              Co., 4.30%, 2/9/01, FGIC ........     3,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Ohio, continued:
 $2,000     Water Development Authority,
              Cleveland Electric Illuminating
              Co., 3.70%, 10/1/01, FGIC .......  $  2,000
                                                 --------
                                                   11,000
                                                 --------
  Total Tax Free Commercial Paper                  11,000
                                                 --------
DAILY DEMAND NOTES (3.0%):
Ohio (3.0%):
    360     Cuyahoga County, Revenue,
              University Hospitals of
              Cleveland, 3.25%, 1/1/16, LOC:
              Chase Manhattan Bank* ...........       360
  1,100     State Air Quality, Development
              Authority, Revenue, Cincinnati
              Gas & Electric, Series A, 3.30%,
              12/1/15, LOC: Morgan
              Guaranty* .......................     1,100
  1,600     State Air Quality, Development,
              PCR, Ohio Edison Co. Project,
              Series C, AMT, 3.45%, 9/1/18* ...     1,600
  1,000     State Solid Waste, Revenue Bond,
              Exploration & Oil Project, AMT,
              3.45%, 8/1/34, GTY: British
              Petroleum* ......................     1,000
    700     State Water Development Authority,
              Pollution Control Facilities
              Revenue, Edison Co. Project,
              Series B, AMT, 3.35%, 8/1/01,
              LOC: Barclays
              Bank PLC* .......................       700
                                                 --------
                                                    4,760
                                                 --------
  Total Daily Demand Notes                          4,760
                                                 --------
WEEKLY DEMAND NOTES (67.7%):
Ohio (67.7%):
  5,000     ABN AMRO Munitops Certificates
              01-7, GO, 2.74%, 12/1/07, LOC:
              AMBAC* (b) ......................     5,000
  2,230     Cleveland Airport System, Series D,
              Airport Revenue, AMT, 2.70%,
              1/1/27, LOC: Toronto Dominion
              Bank* ...........................     2,230
  4,287     Cleveland Income Tax Revenue,
              2.70%, 5/15/24, AMBAC* ..........     4,287
  4,100     Clinton County, Hospital Revenue,
              2.85%, 6/1/28, LOC: Fifth Third
              Bank* ...........................     4,100
  3,000     Cuyahoga County Hospitals,
              University Hospital Revenue,
              Series D, 2.70%, 1/15/29, LOC:
              Chase Manhattan Bank* ...........     3,000

                                       22
Continued

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $5,000     Cuyahoga County, Economic
              Development, Revenue, Hathaway
              Brown School Project, 2.73%,
              11/1/24, LOC: Key Bank* .........  $  5,000
  4,400     Cuyahoga County, Health Care
              Facility, Revenue, 2.80%, 2/1/31,
              LOC: Lasalle Bank N.A.* .........     4,400
  4,030     Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Foundation,
              Series A, 2.65%, 1/1/26, LOC:
              Morgan Guaranty* ................     4,030
    300     Cuyahoga County, IDR, Allen Group,
              Inc., AMT, 2.75%, 4/1/12, LOC:
              Dresdner Bank AG* ...............       300
  3,910     Cuyahoga County, Revenue, AMT,
              2.89%, 12/1/12, LOC: National
              City Bank* ......................     3,910
  4,000     Franklin County, Hospital Revenue,
              Series II, 2.93%, 6/1/17, LOC:
              Salomon Smith Barney* (b) .......     4,000
    700     Franklin County, IDR, Inland
              Products, Inc. Project, AMT,
              2.90%, 6/1/04, LOC: PNC Bank* ...       700
  1,500     Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 2.73%,
              5/15/17, LOC: PNC Bank* .........     1,500
  7,000     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series A, 2.65%,
              1/1/18, MBIA* ...................     7,000
  1,000     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 2.68%,
              1/1/18, MBIA* ...................     1,000
  3,880     Housing Finance Agency, Residential
              Mortgage Revenue, AMT, 2.85%,
              3/1/21, Series 99C* (b) .........     3,880
  4,900     Housing Finance Agency, Revenue,
              Series A-1, AMT, 2.80%, 7/1/18,
              LOC: U.S. Bank, N.A.* ...........     4,900
  3,005     Kent State University, University
              Revenue, General Receipts, 2.80%,
              5/1/31, MBIA* ...................     3,005
  4,963     Montgomery County, Lyons Gate
              Project, Series A, AMT, 2.89%,
              1/1/29, GTY: FHLB* ..............     4,963
  1,400     Ross County, Hospital Revenue,
              Medical Center Project, 2.73%,
              12/1/20, LOC: Fifth Third
              Bank* ...........................     1,400

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $1,725     State Air Quality, Development
              Authority, PCR, Dusquesne Light,
              2.80%, 10/1/27, AMBAC* ..........  $  1,725
  3,500     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series A, AMT,
              2.85%, 4/1/28, LOC: Societe
              Generale* .......................     3,500
  2,600     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series A, AMT,
              2.85%, 4/1/29, LOC: Societe
              Generale* .......................     2,600
    500     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              2.70%, 4/1/28, LOC: Societe
              Generale* .......................       500
  2,950     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              2.70%, 4/1/29, LOC: Societe
              Generale* .......................     2,950
  2,000     State Higher Education Facilities
              Revenue, Xavier University
              Project, Series B, 2.75%,
              11/1/30, LOC: Firstar Bank* .....     2,000
  4,100     State Higher Education Facilities
              Revenue, Case Western Reserve
              University, Series A, 2.60%,
              10/1/22* ........................     4,100
  4,000     State Higher Education Facilities
              Revenue, Xavier University
              Project, 2.75%, 5/1/15, LOC:
              Firstar Bank* ...................     4,000
  3,700     State Water Development Authority,
              Revenue, Timken Co. Project,
              2.70%, 5/1/07, LOC: Wachovia
              Bank* ...........................     3,700
  2,500     State Water Development Authority,
              Water Development Revenue, 2.84%,
              5/1/03, LOC: National City
              Bank* ...........................     2,500
  3,400     Student Loan Funding Corp.,
              Cincinnati, Student Loan Revenue,
              Series 98A-2, AMT, 2.75%, 8/1/10,
              LIQ: BankAmerica* ...............     3,400
  1,500     Student Loan Funding Corp.,
              Cincinnati, Student Loan Revenue,
              Series A-1, AMT, 2.75%, 1/1/07,
              LIQ: BankAmerica* ...............     1,500

                                       23
Continued

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $3,720     Summit County, Quality Mold, Inc.
              Project, Series 99, AMT, 2.83%,
              6/1/19, LOC: Key Bank* ..........  $  3,720
  2,100     Warren County, Economic Development
              Revenue, Ralph J Stolle
              Countyside YMCA, 2.82%, 8/1/20*
              (b) .............................     2,100

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $1,170     Warren County, Health Care
              Facilities Revenue, Otterbein
              Homes, Series B, 2.95%, 7/1/23,
              LOC: Fifth Third Bank* ..........  $  1,170
                                                 --------
                                                  108,070
                                                 --------
  Total Weekly Demand Notes                       108,070
                                                 --------
Total (Amortized Cost $161,308)(a)               $161,308
                                                 ========

------------
Percentages indicated are based on net assets of $159,587.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2001.

See notes to financial statements.

Ohio Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
Abbreviations


AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

EDC          Economic Development Corporation

FGIC         Insured by Financial Guaranty Insurance Corporation

FHLB         Insured by Federal Home Loan Bank

FHLMC        Insured by Federal Home Loan Mortgage Corporation

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GIC          Guaranteed Investment Contract

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GTY          Guaranty

IDA          Industrial Development Authority

IDB          Industrial Development Board

IDR          Industrial Development Revenue

LIQ          Liquidity Agreement

LO           Limited Obligation

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

PCR          Pollution Control Revenue

SLMA         Insured by Student Loan Marketing Association

SPA          Standby Purchase Agreement

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2001
(Amounts in thousands, except per share amounts)

                                                     U.S. TREASURY   U.S. GOVERNMENT                    MICHIGAN         OHIO
                                         PRIME        SECURITIES       SECURITIES       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                      MONEY MARKET   MONEY MARKET     MONEY MARKET     MONEY MARKET   MONEY MARKET   MONEY MARKET
                                          FUND           FUND             FUND             FUND           FUND           FUND
                                      ------------   -------------   ---------------   ------------   ------------   ------------
ASSETS:
Investments, at amortized cost .....  $12,582,730     $7,453,494        $870,502        $1,485,667      $225,476       $161,308
Cash ...............................           --              2               1                19            --             --
Interest & dividends receivable ....       23,900         30,718           2,083             6,872         1,173            727
Receivable for capital shares
  issued ...........................          660              4              --                --            --             --
Deferred offering costs ............           --             --              22                --            --             --
Prepaid expenses ...................           69             47              --                11             2              1
                                      -----------     ----------        --------        ----------      --------       --------
Total Assets .......................   12,607,359      7,484,265         872,608         1,492,569       226,651        162,036
                                      -----------     ----------        --------        ----------      --------       --------
LIABILITIES:
Cash overdraft .....................           10             --              --                --            77             24
Dividends payable ..................       36,074         20,363           2,433             3,034           453            311
Payable to brokers for investments
  purchased ........................           --             --          25,000            40,485            --          2,014
Payable for capital shares
  redeemed .........................          432             --              --                --            --             --
Accrued expenses and other payables:
  Investment advisory fees .........        3,272          2,088             246               334            52             35
  Administration fees ..............        1,649            991             116               200            31             21
  Distribution fees ................        1,537            732             159               103            26             13
  Other ............................        1,207          1,260              15               293            45             31
                                      -----------     ----------        --------        ----------      --------       --------
Total Liabilities ..................       44,181         25,434          27,969            44,449           684          2,449
                                      -----------     ----------        --------        ----------      --------       --------
NET ASSETS:
Capital ............................   12,563,170      7,458,691         844,190         1,448,120       225,968        159,638
Undistributed (distributions in
  excess of) net investment
  income ...........................            9            140             449                --            --            (50)
Accumulated undistributed net
  realized gains (losses) from
  investment transactions ..........           (1)            --              --                --            (1)            (1)
                                      -----------     ----------        --------        ----------      --------       --------
Net Assets .........................  $12,563,178     $7,458,831        $844,639        $1,448,120      $225,967       $159,587
                                      ===========     ==========        ========        ==========      ========       ========
NET ASSETS:
  Class I ..........................  $ 5,172,911     $3,941,215        $ 95,179        $  977,300      $100,673       $100,004
  Class A ..........................    7,342,790      3,512,937         749,460           470,425       125,294         59,583
  Class B ..........................       33,898          1,014              --                --            --             --
  Class C ..........................        1,266            459              --                --            --             --
  Service Class ....................       12,313          3,206              --               395            --             --
                                      -----------     ----------        --------        ----------      --------       --------
Total ..............................  $12,563,178     $7,458,831        $844,639        $1,448,120      $225,967       $159,587
                                      ===========     ==========        ========        ==========      ========       ========
OUTSTANDING UNITS OF BENEFICIAL
  INTEREST (SHARES):
  Class I ..........................    5,172,846      3,941,173          95,178           977,257       100,673        100,020
  Class A ..........................    7,342,817      3,512,841         749,459           470,435       125,304         59,594
  Class B ..........................       33,898          1,014              --                --            --             --
  Class C ..........................        1,266            460              --                --            --             --
  Service Class ....................       12,313          3,206              --               395            --             --
                                      -----------     ----------        --------        ----------      --------       --------
Total ..............................   12,563,140      7,458,694         844,637         1,448,087       225,977        159,614
                                      ===========     ==========        ========        ==========      ========       ========
Net Asset Value:
  Offering and redemption price per
    share (Class I, Class A, Class
    B, Class C and Service
    Class) .........................  $      1.00     $     1.00        $   1.00        $     1.00      $   1.00       $   1.00
                                      ===========     ==========        ========        ==========      ========       ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                YEAR ENDED JUNE 30, 2001
(Amounts in thousands)

                                                   U.S. TREASURY   U.S. GOVERNMENT                    MICHIGAN         OHIO
                                       PRIME        SECURITIES       SECURITIES       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                    MONEY MARKET   MONEY MARKET     MONEY MARKET     MONEY MARKET   MONEY MARKET   MONEY MARKET
                                        FUND           FUND           FUND (a)           FUND           FUND           FUND
                                    ------------   -------------   ---------------   ------------   ------------   ------------
INVESTMENT INCOME:
Interest income ..................    $627,691       $395,063          $11,085         $58,969         $7,904         $4,463
Dividend income ..................          --             --               --             295             --             33
                                      --------       --------          -------         -------         ------         ------
Total Income .....................     627,691        395,063           11,085          59,264          7,904          4,496
                                      --------       --------          -------         -------         ------         ------
EXPENSES:
Investment advisory fees .........      37,105         24,400              855           5,347            726            358
Administration fees ..............      17,099         11,244              394           2,464            335            192
Distribution fees (Class A) ......      12,611          6,728              531           1,208            228            111
Distribution fees (Class B) ......         231             11               --              --             --             --
Distribution fees (Class C) ......          12              3               --              --             --             --
Distribution fees (Service
  Class) .........................          71              4               --               4             --             --
Custodian fees ...................         292            239                6              36              4              5
Interest expense .................           8             --               --               3             --             --
Legal and audit fees .............          90             11                5              12              4              5
Trustees' fees and expenses ......         151            222                2              17              3              2
Transfer agent fees ..............       2,599            516                3              31              4              4
Registration and filing fees .....         453            273               20              79             23             10
Printing costs ...................         384            181                3              24              3              2
Offering fees ....................          --             --                7              --             --             --
Other ............................         134            200               --              29              7              7
                                      --------       --------          -------         -------         ------         ------
Total expenses before waivers ....      71,240         44,032            1,826           9,254          1,337            696
Less waivers by investment advisor
  and affiliates (b) .............      (3,199)        (1,036)             (24)         (1,223)          (170)           (41)
                                      --------       --------          -------         -------         ------         ------
Net Expenses .....................      68,041         42,996            1,802           8,031          1,167            655
                                      --------       --------          -------         -------         ------         ------
Net Investment Income ............     559,650        352,067            9,283          51,233          6,737          3,841
                                      --------       --------          -------         -------         ------         ------
REALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from
  investments ....................          11            650                2              --             --             --
                                      --------       --------          -------         -------         ------         ------
Change in net assets resulting
  from operations ................    $559,661       $352,717          $ 9,285         $51,233         $6,737         $3,841
                                      ========       ========          =======         =======         ======         ======

------------
(a) Period from commencement of operations on March 16, 2001.

(b) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                                          U.S. TREASURY          U.S. GOVERNMENT
                                                                PRIME                      SECURITIES              SECURITIES
                                                          MONEY MARKET FUND             MONEY MARKET FUND       MONEY MARKET FUND
                                                      --------------------------    -------------------------   -----------------
                                                              YEAR ENDED                   YEAR ENDED               MARCH 16,
                                                               JUNE 30,                     JUNE 30,                 2001 TO
                                                      --------------------------    -------------------------       JUNE 30,
                                                         2001           2000           2001          2000           2001 (a)
                                                      -----------    -----------    ----------    -----------   -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ...........................  $   559,650    $  491,560     $  352,067    $   342,475       $  9,283
   Net realized gains (losses) from investment
     transactions ..................................           11            (3)           650           (510)             2
                                                      -----------    ----------     ----------    -----------       --------
Change in net assets resulting from operations .....      559,661       491,557        352,717        341,965          9,285
                                                      -----------    ----------     ----------    -----------       --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income ......................     (305,492)     (320,353)      (224,103)      (253,778)        (1,283)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ......................     (252,692)     (170,572)      (127,887)       (89,006)        (8,000)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ......................         (972)         (717)           (44)           (54)            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
   From net investment income ......................          (53)           (1)           (14)           (26)            --
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS:
   From net investment income ......................         (441)         (183)           (19)            (5)            --
                                                      -----------    ----------     ----------    -----------       --------
Change in net assets from shareholder
 distributions .....................................     (559,650)     (491,826)      (352,067)      (342,869)        (9,283)
                                                      -----------    ----------     ----------    -----------       --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions .....    2,809,885     1,174,390        824,972     (1,040,924)       844,637
                                                      -----------    ----------     ----------    -----------       --------
Change in net assets ...............................    2,809,896     1,174,121        825,622     (1,041,828)       844,639
NET ASSETS:
   Beginning of period .............................    9,753,282     8,579,161      6,633,209      7,675,037             --
                                                      -----------    ----------     ----------    -----------       --------
   End of period ...................................  $12,563,178    $9,753,282     $7,458,831    $ 6,633,209       $844,639
                                                      ===========    ==========     ==========    ===========       ========

SHARE TRANSACTIONS (SHARE TRANSACTIONS
 ARE AT $1.00 PER SHARE):
CLASS I SHARES:
   Issued ..........................................   14,035,217     18,802,209     8,471,150      11,378,662      147,508
   Reinvested ......................................       57,059         49,392         2,185           4,160            5
   Redeemed ........................................  (15,143,882)   (18,025,132)   (9,317,905)    (12,196,654)     (52,335)
                                                      -----------    -----------    ----------     -----------   ----------
   Change in Class I Shares ........................   (1,051,606)       826,469      (844,570)       (813,832)      95,178
                                                      ===========    ===========    ==========     ===========   ==========
CLASS A SHARES:
   Issued ..........................................   15,597,296      7,995,141    10,406,971       6,181,106    1,904,890
   Reinvested ......................................      117,925        101,306        29,765          30,766           --
   Redeemed ........................................  (11,877,514)    (7,762,317)   (8,770,207)     (6,438,930)  (1,155,431)
                                                      -----------    -----------    ----------     -----------   ----------
   Change in Class A Shares ........................    3,837,707        334,130     1,666,529        (227,058)     749,459
                                                      ===========    ===========    ==========     ===========   ==========
CLASS B SHARES:
   Issued ..........................................       37,570         28,797           751           1,635
   Reinvested ......................................          884            619            44              48
   Redeemed ........................................      (21,120)       (22,705)         (838)         (1,638)
                                                      -----------    -----------    ----------     -----------
   Change in Class B Shares ........................       17,334          6,711           (43)             45
                                                      ===========    ===========    ==========     ===========
CLASS C SHARES:
   Issued ..........................................        9,781            960           403           1,866
   Reinvested ......................................           46             --            14              23
   Redeemed ........................................       (9,409)          (112)         (484)         (2,046)
                                                      -----------    -----------    ----------     -----------
   Change in Class C Shares ........................          418            848           (67)           (157)
                                                      ===========    ===========    ==========     ===========
SERVICE CLASS SHARES:
   Issued ..........................................       21,406         12,516        11,499             627
   Reinvested ......................................          438            154            14               5
   Redeemed ........................................      (15,824)        (6,450)       (8,390)           (554)
                                                      -----------    -----------    ----------     -----------
   Change in Service Class Shares ..................        6,020          6,220         3,123              78
                                                      ===========    ===========    ==========     ===========

------------

(a) Period from commencement of operations.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                              MUNICIPAL             MICHIGAN MUNICIPAL        OHIO MUNICIPAL
                                                          MONEY MARKET FUND         MONEY MARKET FUND       MONEY MARKET FUND
                                                       ------------------------    --------------------    --------------------
                                                              YEAR ENDED                YEAR ENDED              YEAR ENDED
                                                               JUNE 30,                  JUNE 30,                JUNE 30,
                                                       ------------------------    --------------------    --------------------
                                                          2001          2000         2001        2000        2001        2000
                                                       ----------    ----------    --------    --------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ...........................  $   51,233    $   47,629    $  6,737    $  5,139    $  3,841    $  3,181
                                                       ----------    ----------    --------    --------    --------    --------
Change in net assets resulting from operations ......      51,233        47,629       6,737       5,139       3,841       3,181
                                                       ----------    ----------    --------    --------    --------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income ......................     (35,752)      (34,279)     (3,961)     (2,989)     (2,469)     (2,063)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income ......................     (15,342)      (13,345)     (2,776)     (2,150)     (1,347)     (1,118)
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS:
    From net investment income ......................         (16)           (5)         --          --          --          --
                                                       ----------    ----------    --------    --------    --------    --------
Change in net assets from shareholder
  distributions .....................................     (51,110)      (47,629)     (6,737)     (5,139)     (3,816)     (3,181)
                                                       ----------    ----------    --------    --------    --------    --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions ......      40,017       (97,709)     37,773      27,882      67,636        (999)
                                                       ----------    ----------    --------    --------    --------    --------
Change in net assets ................................      40,140       (97,709)     37,773      27,882      67,661        (999)
NET ASSETS:
    Beginning of period .............................   1,407,980     1,505,689     188,194     160,312      91,926      92,925
                                                       ----------    ----------    --------    --------    --------    --------
    End of period ...................................  $1,448,120    $1,407,980    $225,967    $188,194    $159,587    $ 91,926
                                                       ==========    ==========    ========    ========    ========    ========
SHARE TRANSACTIONS (SHARE TRANSACTIONS ARE AT $1.00
  PER SHARE):
CLASS I SHARES:
    Issued ..........................................   1,317,686     1,327,449     254,597     240,870     210,212     166,430
    Reinvested ......................................         934           667         176         139          84          25
    Redeemed ........................................  (1,310,501)   (1,436,252)   (266,000)   (220,320)   (172,392)   (160,116)
                                                       ----------    ----------    --------    --------    --------    --------
    Change in Class I Shares ........................       8,119      (108,136)    (11,227)     20,689      37,904       6,339
                                                       ==========    ==========    ========    ========    ========    ========
CLASS A SHARES:
    Issued ..........................................   1,323,417       948,674     284,633     171,922     169,241     104,251
    Reinvested ......................................       9,956         8,342       1,956       1,418       1,319       1,104
    Redeemed ........................................  (1,301,457)     (946,994)   (237,580)   (166,147)   (140,828)   (112,693)
                                                       ----------    ----------    --------    --------    --------    --------
    Change in Class A Shares ........................      31,916        10,022      49,009       7,193      29,732      (7,338)
                                                       ==========    ==========    ========    ========    ========    ========
SERVICE CLASS SHARES:
    Issued ..........................................       3,696         1,092
    Reinvested ......................................          17             4
    Redeemed ........................................      (3,760)         (690)
                                                       ----------    ----------
    Change in Service Class Shares ..................         (47)          406
                                                       ==========    ==========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                PRIME MONEY MARKET FUND
                                                           ------------------------------------------------------------------
                                                                                     CLASS I SHARES
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                           ------------------------------------------------------------------
                                                              2001          2000          1999          1998          1997
                                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................  $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                                           ----------    ----------    ----------    ----------    ----------
Investment Activities:
  Net investment income .................................       0.055         0.054         0.049         0.053         0.051
                                                           ----------    ----------    ----------    ----------    ----------
Distributions:
  Net investment income .................................      (0.055)       (0.054)       (0.049)       (0.053)       (0.051)
                                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ..........................  $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                                           ==========    ==========    ==========    ==========    ==========
Total Return ............................................        5.63%         5.51%         4.98%         5.39%         5.20%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................  $5,172,911    $6,224,509    $5,398,206    $2,616,698    $2,563,768
  Ratio of expenses to average net assets ...............        0.52%         0.52%         0.50%         0.51%         0.48%
  Ratio of net investment income to average net
    assets ..............................................        5.54%         5.39%         4.79%         5.26%         5.06%
  Ratio of expenses to average net assets* ..............        0.52%         0.53%         0.54%         0.58%         0.56%

                                                                                PRIME MONEY MARKET FUND
                                                           ------------------------------------------------------------------
                                                                                     CLASS A SHARES
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                           ------------------------------------------------------------------
                                                              2001          2000          1999          1998          1997
                                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................  $    1.000    $    1.000    $    1.000     $  1.000      $  1.000
                                                           ----------    ----------    ----------     --------      --------
Investment Activities:
  Net investment income .................................       0.052         0.051         0.046        0.050         0.048
                                                           ----------    ----------    ----------     --------      --------
Distributions:
  Net investment income .................................      (0.052)       (0.051)       (0.046)      (0.050)       (0.048)
                                                           ----------    ----------    ----------     --------      --------
NET ASSET VALUE, END OF PERIOD ..........................  $    1.000    $    1.000    $    1.000     $  1.000      $  1.000
                                                           ==========    ==========    ==========     ========      ========
Total Return ............................................        5.37%         5.25%         4.72%        5.13%         4.94%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................  $7,342,790    $3,505,068    $3,171,028     $605,291      $332,646
  Ratio of expenses to average net assets ...............        0.77%         0.77%         0.75%        0.76%         0.73%
  Ratio of net investment income to average net
    assets ..............................................        5.01%         5.13%         4.47%        5.01%         4.83%
  Ratio of expenses to average net assets* ..............        0.77%         0.78%         0.79%        0.83%         0.91%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              PRIME MONEY MARKET FUND
                                                        --------------------------------------------------------------------
                                                                                   CLASS B SHARES
                                                        --------------------------------------------------------------------
                                                                                                                NOVEMBER 12,
                                                                        YEAR ENDED JUNE 30,                       1996 TO
                                                        ----------------------------------------------------      JUNE 30,
                                                           2001          2000          1999          1998         1997 (a)
                                                        ----------    ----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD .................   $ 1.000       $ 1.000        $1.000        $1.000         $1.000
                                                         -------       -------        ------        ------         ------
Investment Activities:
  Net investment income ..............................     0.045         0.044         0.039         0.043          0.026
                                                         -------       -------        ------        ------         ------
Distributions:
  Net investment income ..............................    (0.045)       (0.044)       (0.039)       (0.043)        (0.026)
                                                         -------       -------        ------        ------         ------
NET ASSET VALUE, END OF PERIOD .......................   $ 1.000       $ 1.000        $1.000        $1.000         $1.000
                                                         =======       =======        ======        ======         ======
Total Return .........................................      4.58%         4.47%         3.94%         4.35%          2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ..................   $33,898       $16,564        $9,854        $1,912         $  618
  Ratio of expenses to average net assets ............      1.52%         1.52%         1.50%         1.51%          1.51%(c)
  Ratio of net investment income to average net
    assets ...........................................      4.22%         4.42%         3.80%         4.25%          4.16%(c)
  Ratio of expenses to average net assets* ...........      1.52%         1.53%         1.54%         1.57%          1.59%(c)

                                                                              PRIME MONEY MARKET FUND
                                                        --------------------------------------------------------------------
                                                             CLASS C SHARES                   SERVICE CLASS SHARES
                                                        ------------------------    ----------------------------------------
                                                           YEAR        MAY 31,             YEAR ENDED            APRIL 16,
                                                          ENDED        2000 TO              JUNE 30,              1999 TO
                                                         JUNE 30,      JUNE 30,     ------------------------      JUNE 30,
                                                           2001        2000 (a)        2001          2000         1999 (a)
                                                        ----------    ----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD .................    $1.000        $1.000       $ 1.000        $1.000         $1.000
                                                          ------        ------       -------        ------         ------
Investment Activities:
  Net investment income ..............................     0.045         0.004         0.049         0.048          0.008
                                                          ------        ------       -------        ------         ------
Distributions:
  Net investment income ..............................    (0.045)       (0.004)       (0.049)       (0.048)        (0.008)
                                                          ------        ------       -------        ------         ------
NET ASSET VALUE, END OF PERIOD .......................    $1.000        $1.000       $ 1.000        $1.000         $1.000
                                                          ======        ======       =======        ======         ======
Total Return .........................................      4.58%         0.43%(b)      5.05%         4.94%          0.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ..................    $1,266        $  848       $12,313        $6,293         $   73
  Ratio of expenses to average net assets ............      1.52%         1.52%(c)      1.07%         1.07%          1.05%(c)
  Ratio of net investment income to average net
    assets ...........................................      4.30%         5.11%(c)      4.69%         5.03%          4.02%(c)
  Ratio of expenses to average net assets* ...........      1.52%         1.53%(c)      1.07%         1.10%          1.28%(c)

------------

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                           ------------------------------------------------------------------
                                                                                     CLASS I SHARES
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                           ------------------------------------------------------------------
                                                              2001          2000          1999          1998          1997
                                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................  $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                                           ----------    ----------    ----------    ----------    ----------
Investment Activities:
  Net investment income .................................       0.052         0.050         0.045         0.051         0.050
                                                           ----------    ----------    ----------    ----------    ----------
Distributions:
  Net investment income .................................      (0.052)       (0.050)       (0.045)       (0.051)       (0.050)(a)
                                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ..........................  $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                                           ==========    ==========    ==========    ==========    ==========
Total Return ............................................        5.31%         5.12%         4.63%         5.19%         5.07%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................  $3,941,215    $4,785,390    $5,599,894    $3,025,608    $2,243,376
  Ratio of expenses to average net assets ...............        0.52%         0.51%         0.51%         0.52%         0.46%
  Ratio of net investment income to average net
    assets ..............................................        5.25%         4.98%         4.52%         5.07%         4.95%
  Ratio of expenses to average net assets* ..............        0.52%         0.52%         0.54%         0.60%         0.57%

                                                                       U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                           ------------------------------------------------------------------
                                                                                     CLASS A SHARES
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                           ------------------------------------------------------------------
                                                              2001          2000          1999          1998          1997
                                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................  $    1.000    $    1.000    $    1.000     $  1.000      $  1.000
                                                           ----------    ----------    ----------     --------      --------
Investment Activities:
  Net investment income .................................       0.049         0.048         0.043        0.048         0.047
                                                           ----------    ----------    ----------     --------      --------
Distributions:
  Net investment income .................................      (0.049)       (0.048)       (0.043)      (0.048)       (0.047)(a)
                                                           ----------    ----------    ----------     --------      --------
NET ASSET VALUE, END OF PERIOD ..........................  $    1.000    $    1.000    $    1.000     $  1.000      $  1.000
                                                           ==========    ==========    ==========     ========      ========
Total Return ............................................        5.05%         4.86%         4.37%        4.92%         4.81%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................  $3,512,937    $1,846,153    $2,073,442     $861,350      $530,164
  Ratio of expenses to average net assets ...............        0.77%         0.76%         0.76%        0.77%         0.72%
  Ratio of net investment income to average net
    assets ..............................................        4.75%         4.74%         4.21%        4.82%         4.71%
  Ratio of expenses to average net assets* ..............        0.77%         0.77%         0.79%        0.86%         0.93%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Includes $0.000002 Short Term Capital Gain.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                          --------------------------------------------------------------------
                                                                                     CLASS B SHARES
                                                          --------------------------------------------------------------------
                                                                                                                  NOVEMBER 21,
                                                                          YEAR ENDED JUNE 30,                       1996 TO
                                                          ----------------------------------------------------      JUNE 30,
                                                             2001          2000          1999          1998         1997 (a)
                                                          ----------    ----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................    $1.000        $1.000        $1.000        $1.000         $1.000
                                                            ------        ------        ------        ------         ------
Investment Activities:
  Net investment income ................................     0.042         0.040         0.035         0.041          0.024
                                                            ------        ------        ------        ------         ------
Distributions:
  Net investment income ................................    (0.042)       (0.040)       (0.035)       (0.041)        (0.024)(b)
                                                            ------        ------        ------        ------         ------
NET ASSET VALUE, END OF PERIOD .........................    $1.000        $1.000        $1.000        $1.000         $1.000
                                                            ======        ======        ======        ======         ======
Total Return ...........................................      4.27%         4.08%         3.60%         4.14%          2.44%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....................    $1,014        $1,057        $1,012        $  181         $   49
  Ratio of expenses to average net assets ..............      1.52%         1.51%         1.51%         1.52%          1.48%(d)
  Ratio of net investment income to average net
    assets .............................................      4.17%         3.97%         3.43%         4.06%          3.97%(d)
  Ratio of expenses to average net assets* .............      1.52%         1.52%         1.54%         1.60%          1.59%(d)

                                                                 U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                           ------------------------------------------------------
                                                                               CLASS C SHARES
                                                           ------------------------------------------------------
                                                                                                     FEBRUARY 18,
                                                                    YEAR ENDED JUNE 30,                1998 TO
                                                           --------------------------------------      JUNE 30,
                                                              2001          2000          1999         1998 (a)
                                                           ----------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................    $1.000        $1.000        $1.000         $1.000
                                                             ------        ------        ------         ------
Investment Activities:
  Net investment income .................................     0.042         0.040         0.035          0.015
                                                             ------        ------        ------         ------
Distributions:
  Net investment income .................................    (0.042)       (0.040)       (0.035)        (0.015)
                                                             ------        ------        ------         ------
NET ASSET VALUE, END OF PERIOD ..........................    $1.000        $1.000        $1.000         $1.000
                                                             ======        ======        ======         ======
Total Return ............................................      4.27%         4.08%         3.59%          1.47%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................    $  459        $  526        $  684         $    1
  Ratio of expenses to average net assets ...............      1.52%         1.51%         1.51%          1.57%(d)
  Ratio of net investment income to average net
    assets ..............................................      4.00%         3.96%         3.35%          4.01%(d)
  Ratio of expenses to average net assets* ..............      1.52%         1.52%         1.54%          1.57%(d)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Includes $0.000002 Short Term Capital Gain.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                              --------------------------------------------
                                                                          SERVICE CLASS SHARES
                                                              --------------------------------------------
                                                                       YEAR ENDED              APRIL 16,
                                                                        JUNE 30,                1999 TO
                                                              ----------------------------      JUNE 30,
                                                                  2001            2000          1999 (a)
                                                              ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $ 1.000         $ 1.000         $ 1.000
                                                                 -------         -------         -------
Investment Activities:
  Net investment income ....................................       0.046           0.045           0.008
                                                                 -------         -------         -------
Distributions:
  Net investment income ....................................      (0.046)         (0.045)         (0.008)
                                                                 -------         -------         -------
NET ASSET VALUE, END OF PERIOD .............................     $ 1.000         $ 1.000         $ 1.000
                                                                 =======         =======         =======
Total Return ...............................................        4.74%           4.54%           0.77%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $ 3,206         $    83         $     5
  Ratio of expenses to average net assets ..................        1.07%           1.07%           1.06%(c)
  Ratio of net investment income to average net assets .....        3.60%           4.44%           3.71%(c)
  Ratio of expenses to average net assets* .................        1.07%           1.13%           1.27%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 U.S. GOVERNMENT SECURITIES
                                                                     MONEY MARKET FUND
                                                              --------------------------------
                                                              CLASS I SHARES    CLASS A SHARES
                                                              --------------    --------------
                                                                MARCH 16,         MARCH 16,
                                                                 2001 TO           2001 TO
                                                                 JUNE 30,          JUNE 30,
                                                                 2001 (a)          2001 (a)
                                                              --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $ 1.000           $  1.000
                                                                 -------           --------
Investment Activities:
  Net investment income ....................................       0.012              0.011
                                                                 -------           --------
Distributions:
  Net investment income ....................................      (0.012)            (0.011)
                                                                 -------           --------
NET ASSET VALUE, END OF PERIOD .............................     $ 1.000           $  1.000
                                                                 =======           ========
Total Return ...............................................        1.18%(b)           1.11%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $95,179           $749,460
  Ratio of expenses to average net assets ..................        0.52%(c)           0.77%(c)
  Ratio of net investment income to average net assets .....        4.00%(c)           3.72%(c)
  Ratio of expenses to average net assets* .................        0.52%(c)           0.77%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              MUNICIPAL MONEY MARKET FUND
                                                           ------------------------------------------------------------------
                                                                                     CLASS I SHARES
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                           ------------------------------------------------------------------
                                                              2001          2000          1999          1998          1997
                                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $  1.000      $  1.000     $    1.000     $  1.000      $  1.000
                                                            --------      --------     ----------     --------      --------
Investment Activities:
  Net investment income .................................      0.034         0.033          0.028        0.032         0.031
                                                            --------      --------     ----------     --------      --------
Distributions:
  Net investment income .................................     (0.034)       (0.033)        (0.028)      (0.032)       (0.031)
                                                            --------      --------     ----------     --------      --------
NET ASSET VALUE, END OF PERIOD ..........................   $  1.000      $  1.000     $    1.000     $  1.000      $  1.000
                                                            ========      ========     ==========     ========      ========
Total Return ............................................       3.48%         3.38%          2.88%        3.27%         3.19%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................   $977,300      $969,070     $1,077,205     $498,127      $467,420
  Ratio of expenses to average net assets ...............       0.45%         0.46%          0.46%        0.45%         0.43%
  Ratio of net investment income to average net
    assets ..............................................       3.43%         3.31%          2.84%        3.22%         3.16%
  Ratio of expenses to average net assets* ..............       0.45%         0.49%          0.56%        0.56%         0.55%

                                                                              MUNICIPAL MONEY MARKET FUND
                                                           ------------------------------------------------------------------
                                                                                     CLASS A SHARES
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                           ------------------------------------------------------------------
                                                              2001          2000          1999          1998          1997
                                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $  1.000      $  1.000      $  1.000      $  1.000      $ 1.000
                                                            --------      --------      --------      --------      -------
Investment Activities:
  Net investment income .................................      0.032         0.031         0.026         0.030        0.029
                                                            --------      --------      --------      --------      -------
Distributions:
  Net investment income .................................     (0.032)       (0.031)       (0.026)       (0.030)      (0.029)
                                                            --------      --------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD ..........................   $  1.000      $  1.000      $  1.000      $  1.000      $ 1.000
                                                            ========      ========      ========      ========      =======
Total Return ............................................       3.23%         3.12%         2.63%         3.01%        2.97%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................   $470,425      $438,468      $428,448      $104,809      $48,185
  Ratio of expenses to average net assets ...............       0.70%         0.71%         0.70%         0.70%        0.68%
  Ratio of net investment income to average net
    assets ..............................................       3.18%         3.06%         2.59%         2.97%        2.91%
  Ratio of expenses to average net assets* ..............       0.70%         0.74%         0.80%         0.81%        0.90%

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MUNICIPAL MONEY MARKET FUND
                                                              --------------------------------------
                                                                       SERVICE CLASS SHARES
                                                              --------------------------------------
                                                                     YEAR ENDED           APRIL 16,
                                                                      JUNE 30,             1999 TO
                                                              ------------------------     JUNE 30,
                                                                 2001          2000        1999 (a)
                                                              ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD .......................   $ 1.000       $ 1.000       $ 1.000
                                                               -------       -------       -------
Investment Activities:
  Net investment income ....................................     0.029         0.028         0.005
                                                               -------       -------       -------
Distributions:
  Net investment income ....................................    (0.029)       (0.028)       (0.005)
                                                               -------       -------       -------
NET ASSET VALUE, END OF PERIOD .............................   $ 1.000       $ 1.000         1.000
                                                               =======       =======       =======
Total Return ...............................................      2.92%         2.81%         0.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................   $   395       $   442       $    36
  Ratio of expenses to average net assets ..................      1.00%         1.01%         1.00%(c)
  Ratio of net investment income to average net assets .....      2.80%         3.01%         2.45%(c)
  Ratio of expenses to average net assets* .................      1.00%         1.08%         1.29%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          MICHIGAN MUNICIPAL MONEY MARKET FUND
                                                        ------------------------------------------------------------------------
                                                                                     CLASS I SHARES
                                                        ------------------------------------------------------------------------
                                                             YEAR ENDED        SIX MONTHS         YEAR ENDED         MARCH 30,
                                                              JUNE 30,           ENDED           DECEMBER 31,         1996 TO
                                                        --------------------    JUNE 30,     --------------------   DECEMBER 31,
                                                          2001        2000      1999 (a)       1998        1997       1996 (d)
                                                        --------    --------   ----------    --------    --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD .................  $  1.000    $  1.000    $ 1.000      $  1.000    $ 1.000      $ 1.000
                                                        --------    --------    -------      --------    -------      -------
Investment Activities:
  Net investment income ..............................     0.034       0.033      0.013         0.030      0.032        0.023
                                                        --------    --------    -------      --------    -------      -------
Distributions:
  Net investment income ..............................    (0.034)     (0.033)    (0.013)       (0.030)    (0.032)      (0.023)
                                                        --------    --------    -------      --------    -------      -------
NET ASSET VALUE, END OF PERIOD .......................  $  1.000    $  1.000    $ 1.000      $  1.000    $ 1.000      $ 1.000
                                                        ========    ========    =======      ========    =======      =======
Total Return .........................................      3.44%       3.32%      1.34%(b)      3.02%      3.26%        3.03%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ..................  $100,673    $111,900    $91,211      $110,833    $74,888      $49,521
  Ratio of expenses to average net assets ............      0.45%       0.47%      0.49%(c)      0.50%      0.50%        0.59%(c)
  Ratio of net investment income to average net
    assets ...........................................      3.40%       3.33%      2.65%(c)      2.97%      3.20%        3.02%(c)
  Ratio of expenses to average net assets* ...........      0.45%       0.50%      0.57%(c)      0.53%      0.54%        0.62%(c)

                                                                         MICHIGAN MUNICIPAL MONEY MARKET FUND
                                                        ----------------------------------------------------------------------
                                                                                    CLASS A SHARES
                                                        ----------------------------------------------------------------------
                                                             YEAR ENDED        SIX MONTHS
                                                              JUNE 30,           ENDED            YEAR ENDED DECEMBER 31,
                                                        --------------------    JUNE 30,     ---------------------------------
                                                          2001        2000      1999 (a)       1998        1997        1996
                                                        --------    --------   ----------    --------    --------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD .................  $  1.000    $ 1.000     $ 1.000      $ 1.000     $ 1.000      $ 1.000
                                                        --------    -------     -------      -------     -------      -------
Investment Activities:
  Net investment income ..............................     0.031      0.030       0.012        0.027       0.030        0.029
                                                        --------    -------     -------      -------     -------      -------
Distributions:
  Net investment income ..............................    (0.031)    (0.030)     (0.012)      (0.027)     (0.030)      (0.029)
                                                        --------    -------     -------      -------     -------      -------
NET ASSET VALUE, END OF PERIOD .......................  $  1.000    $ 1.000     $ 1.000      $ 1.000     $ 1.000      $ 1.000
                                                        ========    =======     =======      =======     =======      =======
Total Return .........................................      3.18%      3.06%       1.21%(b)     2.76%       3.00%        2.93%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ..................  $125,294    $76,294     $69,101      $64,283     $29,202      $72,089
  Ratio of expenses to average net assets ............      0.70%      0.72%       0.75%(c)     0.75%       0.75%        0.74%
  Ratio of net investment income to average net
    assets ...........................................      3.05%      3.03%       2.42%(c)     2.72%       2.95%        2.87%
  Ratio of expenses to average net assets* ...........      0.70%      0.75%       0.84%(c)     0.78%       0.79%        0.77%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Money Market Fund.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            OHIO MUNICIPAL MONEY MARKET FUND
                                                           ------------------------------------------------------------------
                                                                                     CLASS I SHARES
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                           ------------------------------------------------------------------
                                                              2001          2000          1999          1998          1997
                                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $  1.000      $ 1.000       $ 1.000       $ 1.000       $ 1.000
                                                            --------      -------       -------       -------       -------
Investment Activities:
  Net investment income .................................      0.034        0.033         0.028         0.033         0.032
                                                            --------      -------       -------       -------       -------
Distributions:
  Net investment income .................................     (0.034)      (0.033)       (0.028)       (0.033)       (0.032)
                                                            --------      -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................   $  1.000      $ 1.000       $ 1.000       $ 1.000       $ 1.000
                                                            ========      =======       =======       =======       =======
Total Return ............................................       3.42%        3.32%         2.88%         3.31%         3.22%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................   $100,004      $62,084       $55,745       $77,224       $56,442
  Ratio of expenses to average net assets ...............       0.46%        0.45%         0.42%         0.40%         0.40%
  Ratio of net investment income to average net
    assets ..............................................       3.33%        3.26%         2.85%         3.27%         3.17%
  Ratio of expenses to average net assets* ..............       0.46%        0.48%         0.55%         0.53%         0.53%

                                                                            OHIO MUNICIPAL MONEY MARKET FUND
                                                           ------------------------------------------------------------------
                                                                                     CLASS A SHARES
                                                           ------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                           ------------------------------------------------------------------
                                                              2001          2000          1999          1998          1997
                                                           ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
                                                            -------       -------       -------       -------       -------
Investment Activities:
  Net investment income .................................     0.031         0.030         0.026         0.030         0.029
                                                            -------       -------       -------       -------       -------
Distributions:
  Net investment income .................................    (0.031)       (0.030)       (0.026)       (0.030)       (0.029)
                                                            -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................   $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
                                                            =======       =======       =======       =======       =======
Total Return ............................................      3.16%         3.06%         2.62%         3.06%         2.96%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................   $59,583       $29,842       $37,180       $39,100       $30,479
  Ratio of expenses to average net assets ...............      0.71%         0.70%         0.67%         0.65%         0.65%
  Ratio of net investment income to average net
    assets ..............................................      3.05%         3.00%         2.60%         2.98%         2.90%
  Ratio of expenses to average net assets* ..............      0.71%         0.73%         0.80%         0.78%         0.88%

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2001

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust adopted, effective as of July 1, 2000, the provisions of the new Audit and Accounting Guide Audits of Investment Companies, issued by the American Institute of Certified Public Accountants. As a result, gains and losses on paydowns of mortgage-backed securities are reflected as a component of interest income in the statements of operations, whereas they were formerly recognized as realized gains and losses. Information for prior periods has not been restated.

   Prior fiscal year expense ratios before waivers in the financial highlights have been restated for comparison purposes to reflect only voluntary fee waivers.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corp., to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of

                                       40
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

     shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     OFFERING COSTS

     Costs incurred by the U.S. Government Securities Money Market Fund in connection with its offering, including the fees and expenses of registering and qualifying its shares for distribution, have been deferred. Such costs have been capitalized as a prepaid expense and amortized over twelve months on a straight-line basis.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of fifty active funds. The Funds are each authorized to issue Class I, Class A, Class C and Service Class shares. In addition, the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund are authorized to issue Class B Shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an indirect wholly-owned subsidiary of Bank One Corp., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Treasury

                                       41
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

   Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement the Prior Administrator provided services for a fee that is computed identical to the agreement above which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the funds are sold on a continuous basis. Class A shares, Class B shares, Class C shares and Service Class shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the funds, 1.00% of the average daily net assets of Class B and Class C shares and 0.75% of the average daily net assets of the Service Class shares of each of the funds. For the year ended June 30, 2001, the Distributor received $38,185 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $29,607 to affiliated broker-dealers of the Funds.

   Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to the following amounts.

                                                                                                    SERVICE
                           FUND                         CLASS I    CLASS A    CLASS B    CLASS C     CLASS
                           ----                         -------    -------    -------    -------    -------
    Prime Money Market Fund...........................   0.52%      0.77%      1.52%      1.52%      1.07%
    U.S. Treasury Securities Money Market Fund........   0.52       0.77       1.52       1.52       1.07
    U.S. Government Securities Money Market Fund......   0.52       0.77         --         --         --
    Municipal Money Market Fund.......................   0.47       0.72         --         --       1.02
    Michigan Municipal Money Market Fund..............   0.49       0.74         --         --         --
    Ohio Municipal Money Market Fund..................   0.46       0.71         --         --         --

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

5. CONCENTRATION OF CREDIT RISK:

   The Michigan and Ohio Municipal Money Market Funds, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

6. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit

                                       42
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

   facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of June 30, 2001, there were no loans outstanding.

7. FEDERAL TAX INFORMATION (UNAUDITED):

   As of June 30, 2001, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

    FUND                                                            2004    2005    TOTAL
    ----                                                            ----    ----    -----
    Michigan Municipal Money Market Fund........................     1      --        1
    Ohio Municipal Money Market Fund............................    --       2        2

   Distributions declared from tax-exempt income during the fiscal year ended June 30, 2001 are as follows (amounts in thousands):

    FUND                                                            AMOUNT
    ----                                                            -------
    Municipal Money Market Fund.................................    $52,173
    Michigan Municipal Money Market Fund........................      6,819
    Ohio Municipal Money Market Fund............................      3,752

Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the six portfolios listed in Note 1 (each a series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2001, and the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods presented (other than the financial highlights that have been audited by other independent accountants), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Michigan Municipal Money Market Fund for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 16, 2001

 One Group is distributed by The One Group Services Company, which is not affiliated with Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing investment advisory, administrative and other services to the Funds.

 Call Investor Services at The One Group Service Center at 1 800 480 4111 for a prospectus containing complete information about charges and expenses. Read carefully before investing. Past performance is no guarantee of future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-034-AN (8/01)

                                                                 [Bank One Logo]